TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-3
Statements of Operations	SA-8
Statements of Changes in Net Assets	SA-13
Financial Highlights	SA-28
Notes to Financial Statements	SA-37
Report of Independent Registered Public Accounting Firm	SA-41

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2020

Each variable account invests in shares of the corresponding portfolio or fund (with the same name). The shares owned and value of investments as of December 31, 2020; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2020, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	30	$380	$1,053	$1,089
Diversified Bond Class I *	19,727	240,164	56,170	78,423
Floating Rate Income Class I *	7,692	101,400	3,527	3,723
High Yield Bond Class I *	55,610	521,681	62,922	14,767
Inflation Managed Class I *	49,757	621,807	47,249	65,996
Managed Bond Class I *	101,873	1,520,813	120,766	128,561
Short Duration Bond Class I *	17,457	187,744	40,796	62,124
Emerging Markets Debt Class I *	6,855	88,936	2,658	2,012
Dividend Growth Class I *	15,565	456,340	40,751	33,919
Equity Index Class I *	52,430	4,864,049	239,157	201,422
Focused Growth Class I *	8,104	426,506	10,975	27,142
Growth Class I *	14,393	756,848	67,777	49,108
Large-Cap Growth Class I *	60,711	1,243,699	41,631	125,778
Large-Cap Value Class I *	45,782	1,248,682	120,910	68,563
Main Street® Core Class I *	22,954	1,233,640	26,855	121,798
Mid-Cap Equity Class I *	43,700	1,283,122	91,851	94,402
Mid-Cap Growth Class I *	34,422	945,604	39,773	96,355
Mid-Cap Value Class I *	1,376	29,699	3,853	26,022
Small-Cap Equity Class I *	7,767	185,522	28,491	53,343
Small-Cap Growth Class I *	5,408	177,825	362	44,171
Small-Cap Index Class I *	35,941	1,108,467	85,471	60,242
Small-Cap Value Class I *	26,455	601,280	42,386	136,672
Value Class I *	20,306	326,631	27,905	31,913
Value Advantage Class I *	13,696	260,133	830	1,878
Emerging Markets Class I *	41,497	1,001,537	58,497	89,255
International Large-Cap Class I *	110,353	1,324,637	72,389	64,978
International Small-Cap Class I *	9,664	112,722	6,466	17,912
International Value Class I *	50,923	603,473	84,954	72,421
Health Sciences Class I *	25,886	1,490,992	34,189	64,568
Real Estate Class I *	28,301	805,548	90,538	96,001
Technology Class I *	38,926	565,129	126,594	107,506
PSF DFA Balanced Allocation Class D *	1	12	1	4
Pacific Dynamix - Conservative Growth Class I *	324	6,311	1,433	723
Pacific Dynamix - Moderate Growth Class I *	31,495	793,861	5,701	35,108
Pacific Dynamix - Growth Class I *	34,050	982,186	166,251	75,050
Portfolio Optimization Conservative Class I *	379	5,687	487	—
Portfolio Optimization Moderate-Conservative Class I *	3,914	65,508	12,286	7,313
Portfolio Optimization Moderate Class I *	102,980	1,894,396	80,509	85,163
Portfolio Optimization Growth Class I *	170,747	3,412,771	91,138	198,942
Portfolio Optimization Aggressive-Growth Class I *	71,463	1,475,972	132,696	35,044
Invesco Oppenheimer V.I. Global Series II	3,031	155,698	8,121	6,950
Invesco V.I. International Growth Series II	9,586	401,456	60,292	60,751
American Century VP Mid Cap Value Class II	3,843	79,050	17,011	1,737
American Funds IS Asset Allocation Class 4	5,375	140,071	19,128	76,699
American Funds IS Growth Class 4	8,727	1,023,160	45,202	124,046
American Funds IS Growth-Income Class 4	6,789	366,513	31,556	81,578
BlackRock® 60/40 Target Allocation ETF V.I. Class I *	28	381	387	365
BlackRock® Basic Value V.I. Class III	1,463	19,688	6,487	3,521
BlackRock® Global Allocation V.I. Class III	47,555	774,666	113,548	123,929
BNY Mellon VIF Appreciation Service Shares	22	1,017	983	16
Fidelity® VIP Contrafund® Service Class 2	27,979	1,307,459	19,712	42,170
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	283	3,975	757	542
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	5,383	80,312	14,177	18,408
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	439	7,332	1,905	1,201

See Notes to Financial Statements	See explanation of symbol on page SA-2

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	844	$14,126	$4,255	$2,753
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	45	1,226	1,613	2,985
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	1,523	39,437	11,975	1,704
Fidelity® VIP Government Money Market Service Class	488,511	488,511	502,682	825,575
Fidelity® VIP Growth Service Class 2	1,164	117,042	52,241	4,819
Fidelity® VIP Mid Cap Service Class 2	15,029	560,416	16,428	14,701
Fidelity® VIP Value Strategies Service Class 2	906	12,389	3,468	17,424
Templeton Foreign VIP Class 2	16,429	218,182	6,970	1,437
Templeton Global Bond VIP Class 2	11,340	156,721	56,446	15,976
Janus Henderson Enterprise Service Shares	1,872	163,762	34,767	11,022
Janus Henderson Overseas Service Shares	4,207	153,881	4,415	4,847
Lazard Retirement Global Dynamic Multi-Asset Service Shares	6	82	44	33
ClearBridge Variable Aggressive Growth - Class II	9,161	270,162	33,777	12,537
ClearBridge Variable Mid Cap - Class II	695	17,697	3,553	908
Lord Abbett Bond Debenture Class VC	4,187	52,294	3,401	13,873
Lord Abbett Developing Growth Class VC	8,171	385,520	89,847	6,995
Lord Abbett Fundamental Equity Class VC	589	9,784	1,281	5,219
Lord Abbett Total Return Class VC	9,922	172,142	67,480	13,339
M Capital Appreciation	3,291	94,690	8,327	11,377
M Large Cap Growth	1,114	37,290	7,552	5,876
M Large Cap Value	416	5,006	143	2,353
MFS® New Discovery Series - Service Class	6,223	146,915	17,492	3,530
MFS® Utilities Series - Service Class	3,690	128,018	20,310	71,217
MFS® Value Series - Service Class	1,047	20,896	5,586	22,379
Neuberger Berman Sustainable Equity Class I *	6	171	170	—
PIMCO Global Managed Asset Allocation - Advisor Class	8,424	111,362	10,612	2,830
PIMCO Income - Administrative Class	267	2,939	745	278
Royce Micro-Cap Service Class	1,622	18,867	10,001	13,297
State Street Total Return V.I.S. Class 3	229	3,802	1,732	7,389
T. Rowe Price Blue Chip Growth - II	23,995	1,163,256	254,869	80,213
T. Rowe Price Equity Income - II	13,395	349,618	24,456	17,227
VanEck VIP Global Hard Assets Initial Class	17,587	395,357	46,599	40,953

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Managed
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$380	$240,164	$101,400	$521,681	$621,807	$1,520,813
Receivables:
Due from Pacific Life & Annuity Company	—	2,189	1,095	2,221	—	2,247
Investments sold	—	—	—	—	—	—
Total Assets	380	242,353	102,495	523,902	621,807	1,523,060
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	1	—
Investments purchased	—	2,190	1,095	2,220	—	2,246
Total Liabilities	—	2,190	1,095	2,220	1	2,246
NET ASSETS	$380	$240,163	$101,400	$521,682	$621,806	$1,520,814
Units Outstanding	30	11,636	7,695	16,535	21,891	49,287
Accumulation Unit Value	$12.80	$20.64	$13.18	$31.55	$28.40	$30.86
Cost of Investments	$380	$177,076	$93,406	$313,017	$505,563	$1,104,816

	Short Duration	Emerging	Dividend	Equity	Focused
	Bond	Markets Debt	Growth	Index	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$187,744	$88,936	$456,340	$4,864,049	$426,506	$756,848
Receivables:
Due from Pacific Life & Annuity Company	—	1	36	4,440	—	36
Investments sold	—	—	—	—	—	—
Total Assets	187,744	88,937	456,376	4,868,489	426,506	756,884
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2	—	—	—	2	—
Investments purchased	—	—	—	4,381	—	24
Total Liabilities	2	—	—	4,381	2	24
NET ASSETS	$187,742	$88,937	$456,376	$4,864,108	$426,504	$756,860
Units Outstanding	13,107	6,706	10,839	132,196	4,761	23,798
Accumulation Unit Value	$14.32	$13.26	$42.11	$36.79	$89.59	$31.80
Cost of Investments	$160,121	$67,336	$128,932	$1,556,104	$40,722	$201,113

	Large-Cap	Large-Cap	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Core	Equity	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,243,699	$1,248,682	$1,233,640	$1,283,122	$945,604	$29,699
Receivables:
Due from Pacific Life & Annuity Company	—	2	34	22	2	3
Investments sold	—	2	—	—	—	—
Total Assets	1,243,699	1,248,686	1,233,674	1,283,144	945,606	29,702
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	16	—	—	—	—	—
Investments purchased	23	—	—	—	—	—
Total Liabilities	39	—	—	—	—	—
NET ASSETS	$1,243,660	$1,248,686	$1,233,674	$1,283,144	$945,606	$29,702
Units Outstanding	32,636	36,650	36,346	19,809	18,863	705
Accumulation Unit Value	$38.11	$34.07	$33.94	$64.78	$50.13	$42.14
Cost of Investments	$262,990	$430,696	$336,136	$412,331	$177,553	$13,396

See Notes to Financial Statements

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap		Value
	Equity	Growth	Index	Value	Value	Advantage
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$185,522	$177,825	$1,108,467	$601,280	$326,631	$260,133
Receivables:
Due from Pacific Life & Annuity Company	—	—	2,095	32	—	35
Investments sold	—	—	—	—	—	—
Total Assets	185,522	177,825	1,110,562	601,312	326,631	260,168
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	4	—	—	2	—
Investments purchased	—	—	2,111	—	—	—
Total Liabilities	1	4	2,111	—	2	—
NET ASSETS	$185,521	$177,821	$1,108,451	$601,312	$326,629	$260,168
Units Outstanding	4,897	4,766	23,020	10,425	12,496	13,697
Accumulation Unit Value	$37.88	$37.31	$48.15	$57.68	$26.14	$18.99
Cost of Investments	$103,274	$32,909	$304,203	$271,031	$127,098	$206,981

	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,001,537	$1,324,637	$112,722	$603,473	$1,490,992	$805,548
Receivables:
Due from Pacific Life & Annuity Company	125	4	1	2,139	106	1,091
Investments sold	—	1	—	—	—	—
Total Assets	1,001,662	1,324,642	112,723	605,612	1,491,098	806,639
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	—	—	2,139	—	1,095
Total Liabilities	—	—	—	2,139	—	1,095
NET ASSETS	$1,001,662	$1,324,642	$112,723	$603,473	$1,491,098	$805,544
Units Outstanding	12,890	47,133	6,487	49,557	15,186	12,520
Accumulation Unit Value	$77.71	$28.10	$17.38	$12.18	$98.19	$64.34
Cost of Investments	$251,703	$573,234	$53,419	$443,496	$187,912	$276,797

			Pacific	Pacific
		PSF DFA	Dynamix -	Dynamix -	Pacific	Portfolio
		Balanced	Conservative	Moderate	Dynamix -	Optimization
	Technology	Allocation	Growth	Growth	Growth	Conservative
	Class I	Class D	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$565,129	$12	$6,311	$793,861	$982,186	$5,687
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	3,574	—	—
Investments sold	—	—	—	—	—	—
Total Assets	565,129	12	6,311	797,435	982,186	5,687
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	10	—	—	—	1	—
Investments purchased	2	—	—	3,574	—	—
Total Liabilities	12	—	—	3,574	1	—
NET ASSETS	$565,117	$12	$6,311	$793,861	$982,185	$5,687
Units Outstanding	18,988	1	266	27,924	29,231	367
Accumulation Unit Value	$29.76	$15.00	$23.70	$28.43	$33.60	$15.50
Cost of Investments	$190,500	$9	$4,913	$537,708	$552,878	$4,439

See Notes to Financial Statements

	Variable Accounts
	Portfolio			Portfolio
	Optimization	Portfolio	Portfolio	Optimization	Invesco	Invesco V.I.
	Moderate-	Optimization	Optimization	Aggressive-	Oppenheimer	International
	Conservative	Moderate	Growth	Growth	V.I. Global	Growth
	Class I	Class I	Class I	Class I	Series II	Series II
ASSETS
Investments in mutual funds, at value	$65,508	$1,894,396	$3,412,771	$1,475,972	$155,698	$401,456
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	—	—
Investments sold	—	—	—	—	—	—
Total Assets	65,508	1,894,396	3,412,771	1,475,972	155,698	401,456
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	60	68	7	11	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	60	68	7	11	—
NET ASSETS	$65,508	$1,894,336	$3,412,703	$1,475,965	$155,687	$401,456
Units Outstanding	3,797	100,232	166,943	70,145	6,468	21,976
Accumulation Unit Value	$17.25	$18.90	$20.44	$21.04	$24.07	$18.27
Cost of Investments	$40,432	$1,080,737	$1,626,447	$802,251	$112,348	$327,646

	American				BlackRock
	Century	American Funds	American Funds	American Funds	60/40 Target	BlackRock
	VP Mid Cap Value	IS Asset Allocation	IS Growth	IS Growth-Income	Allocation	Basic Value
	Class II	Class 4	Class 4	Class 4	ETF V.I. Class I	V.I. Class III
ASSETS
Investments in mutual funds, at value	$79,050	$140,071	$1,023,160	$366,513	$381	$19,688
Receivables:
Due from Pacific Life & Annuity Company	79	1	—	—	—	6
Investments sold	—	—	—	—	—	—
Total Assets	79,129	140,072	1,023,160	366,513	381	19,694
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	40	9	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	40	9	—	—
NET ASSETS	$79,129	$140,072	$1,023,120	$366,504	$381	$19,694
Units Outstanding	3,228	3,851	16,726	9,684	25	789
Accumulation Unit Value	$24.51	$36.37	$61.17	$37.85	$15.05	$24.96
Cost of Investments	$67,640	$114,309	$585,669	$305,661	$381	$14,250

	BlackRock			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Global	BNY Mellon VIF	Fidelity VIP	Freedom 2015	Freedom 2020	Freedom 2025
	Allocation	Appreciation	Contrafund	Portfolio	Portfolio	Portfolio
	V.I. Class III	Service Shares (1)	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$774,666	$1,017	$1,307,459	$3,975	$80,312	$7,332
Receivables:
Due from Pacific Life & Annuity Company	1	—	28	—	—	—
Investments sold	—	—	—	—	—	—
Total Assets	774,667	1,017	1,307,487	3,975	80,312	7,332
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	—	—	—	—
NET ASSETS	$774,667	$1,017	$1,307,487	$3,975	$80,312	$7,332
Units Outstanding	27,620	41	29,090	193	3,874	332
Accumulation Unit Value	$28.05	$24.68	$44.95	$20.56	$20.73	$22.06
Cost of Investments	$631,915	$967	$687,320	$3,646	$40,862	$5,705

See Notes to Financial Statements

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Money Market	Growth	Mid Cap
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$14,126	$1,226	$39,437	$488,511	$117,042	$560,416
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	1,103	—	—
Investments sold	—	—	—	—	—	—
Total Assets	14,126	1,226	39,437	489,614	117,042	560,416
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	4	1	—	—	2	6
Investments purchased	—	—	—	1,095	—	—
Total Liabilities	4	1	—	1,095	2	6
NET ASSETS	$14,122	$1,225	$39,437	$488,519	$117,040	$560,410
Units Outstanding	636	51	1,602	46,741	2,200	16,564
Accumulation Unit Value	$22.19	$24.05	$24.62	$10.45	$53.19	$33.83
Cost of Investments	$11,312	$1,225	$33,122	$488,511	$64,716	$421,270

				Janus	Janus	Lazard Retirement
	Fidelity VIP		Templeton	Henderson	Henderson	Global Dynamic
	Value Strategies	Templeton Foreign	Global Bond	Enterprise	Overseas	Multi-Asset
	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Shares
ASSETS
Investments in mutual funds, at value	$12,389	$218,182	$156,721	$163,762	$153,881	$82
Receivables:
Due from Pacific Life & Annuity Company	3	—	1,094	80	—	—
Investments sold	—	—	—	—	—	—
Total Assets	12,392	218,182	157,815	163,842	153,881	82
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	4	—
Investments purchased	—	—	1,095	—	—	—
Total Liabilities	—	—	1,095	—	4	—
NET ASSETS	$12,392	$218,182	$156,720	$163,842	$153,877	$82
Units Outstanding	451	16,538	12,785	3,603	11,257	6
Accumulation Unit Value	$27.51	$13.19	$12.26	$45.48	$13.67	$14.00
Cost of Investments	$5,511	$227,908	$180,652	$84,160	$124,197	$56

	ClearBridge
	Variable	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Aggressive	Variable	Variable Global	Bond	Lord Abbett	Fundamental
	Growth -	Mid Cap -	High Yield Bond -	Debenture	Developing Growth	Equity
	Class II	Class II	Class II (1)	Class VC	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$270,162	$17,697	$—	$52,294	$385,520	$9,784
Receivables:
Due from Pacific Life & Annuity Company	—	40	—	—	3	—
Investments sold	—	—	—	—	—	—
Total Assets	270,162	17,737	—	52,294	385,523	9,784
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	—	—	—	—
NET ASSETS	$270,162	$17,737	$—	$52,294	$385,523	$9,784
Units Outstanding	8,469	610	—	3,673	8,618	418
Accumulation Unit Value	$31.90	$29.07	See Note (1)	$14.24	$44.74	$23.41
Cost of Investments	$232,724	$11,623	$—	$49,353	$268,316	$9,238

(1) All units were fully redeemed or transferred prior to December 31, 2020 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

	Variable Accounts
					MFS	MFS
	Lord Abbett				New Discovery	Utilities
	Total Return	M Capital	M Large Cap	M Large Cap	Series -	Series -
	Class VC	Appreciation	Growth	Value	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$172,142	$94,690	$37,290	$5,006	$146,915	$128,018
Receivables:
Due from Pacific Life & Annuity Company	—	74	—	—	1	—
Investments sold	—	—	—	—	—	—
Total Assets	172,142	94,764	37,290	5,006	146,916	128,018
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	1
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	—	—	—	1
NET ASSETS	$172,142	$94,764	$37,290	$5,006	$146,916	$128,017
Units Outstanding	13,454	1,715	582	177	2,996	5,211
Accumulation Unit Value	$12.79	$55.25	$64.08	$28.35	$49.05	$24.57
Cost of Investments	$167,167	$71,861	$25,171	$4,459	$91,128	$78,070

			PIMCO Global
	MFS		Managed Asset
	Value	Neuberger Berman	Allocation -	PIMCO Income -	Royce	State Street
	Series -	Sustainable	Advisor	Administrative	Micro-Cap	Total Return
	Service Class	Equity Class I	Class	Class	Service Class	V.I.S. Class 3
ASSETS
Investments in mutual funds, at value	$20,896	$171	$111,362	$2,939	$18,867	$3,802
Receivables:
Due from Pacific Life & Annuity Company	5	—	—	—	—	1
Investments sold	—	—	—	—	—	—
Total Assets	20,901	171	111,362	2,939	18,867	3,803
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	1	—	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	1	—	—	—
NET ASSETS	$20,901	$171	$111,361	$2,939	$18,867	$3,803
Units Outstanding	1,344	7	7,633	252	1,017	198
Accumulation Unit Value	$15.56	$24.49	$14.59	$11.68	$18.56	$19.18
Cost of Investments	$18,669	$170	$98,014	$2,882	$12,991	$3,190

	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Equity	Global Hard Assets
	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$1,163,256	$349,618	$395,357
Receivables:
Due from Pacific Life & Annuity Company	139	2,169	1
Investments sold	—	—	—
Total Assets	1,163,395	351,787	395,358
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—
Investments purchased	—	2,190	—
Total Liabilities	—	2,190	—
NET ASSETS	$1,163,395	$349,597	$395,358
Units Outstanding	20,683	13,340	23,711
Accumulation Unit Value	$56.25	$26.21	$16.67
Cost of Investments	$445,063	$267,125	$323,374

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2020

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Managed
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	36	2,756	(25)	(819)	2,862	10,764
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	36	2,756	(25)	(819)	2,862	10,764
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1	21,083	4,485	28,833	60,890	104,745
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37	$23,839	$4,460	$28,014	$63,752	$115,509

	Short Duration	Emerging	Dividend	Equity	Focused
	Bond	Markets Debt	Growth	Index	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,358	(89)	6,945	2,534	14,783	11,196
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	3,358	(89)	6,945	2,534	14,783	11,196
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,722	1,690	50,549	749,375	104,392	175,615
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,080	$1,601	$57,494	$751,909	$119,175	$186,811

	Large-Cap	Large-Cap	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Core	Equity	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	59,140	1,114	60,215	5,793	50,079	7,270
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	59,140	1,114	60,215	5,793	50,079	7,270
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	293,253	67,238	87,164	275,455	266,939	(12,122)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$352,393	$68,352	$147,379	$281,248	$317,018	$(4,852)

See Notes to Financial Statements

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap		Value
	Equity	Growth	Index	Value	Value	Advantage
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,610	31,427	1,523	22,802	6,991	(1)
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,610	31,427	1,523	22,802	6,991	(1)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	9,035	36,723	183,499	(39,185)	(29,325)	(7,712)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,645	$68,150	$185,022	$(16,383)	$(22,334)	$(7,713)

	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	19,037	4,012	(2,881)	(2,651)	19,950	912
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	19,037	4,012	(2,881)	(2,651)	19,950	912
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	126,802	128,506	8,206	(33,959)	216,216	(33,529)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$145,839	$132,518	$5,325	$(36,610)	$236,166	$(32,617)

			Pacific	Pacific
		PSF DFA	Dynamix -	Dynamix -	Pacific	Portfolio
		Balanced	Conservative	Moderate	Dynamix -	Optimization
	Technology	Allocation	Growth	Growth	Growth	Conservative
	Class I	Class D	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	8,777	—	(14)	4,190	(6,944)	—
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	8,777	—	(14)	4,190	(6,944)	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	175,129	1	698	96,464	139,134	412
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$183,906	$1	$684	$100,654	$132,190	$412

See Notes to Financial Statements

	Variable Accounts
	Portfolio			Portfolio
	Optimization	Portfolio	Portfolio	Optimization	Invesco	Invesco V.I.
	Moderate-	Optimization	Optimization	Aggressive-	Oppenheimer	International
	Conservative	Moderate	Growth	Growth	V.I. Global	Growth
	Class I	Class I	Class I	Class I	Series II	Series II
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$571	$7,457
Net Investment Income	—	—	—	—	571	7,457
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	817	285	56,616	(1,817)	(402)	929
Capital gain distributions	—	—	—	—	4,736	8,129
Realized Gain (Loss) on Investments	817	285	56,616	(1,817)	4,334	9,058
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,270	198,952	325,108	167,527	28,348	32,870
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,087	$199,237	$381,724	$165,710	$33,253	$49,385

	American				BlackRock
	Century	American Funds	American Funds	American Funds	60/40 Target	BlackRock
	VP Mid Cap Value	IS Asset Allocation	IS Growth	IS Growth-Income	Allocation	Basic Value
	Class II	Class 4	Class 4	Class 4	ETF V.I. Class I	V.I. Class III
INVESTMENT INCOME
Dividends	$1,068	$1,806	$1,634	$3,801	$—	$348
Net Investment Income	1,068	1,806	1,634	3,801	—	348
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(264)	(6,788)	6,157	(5,464)	(31)	(508)
Capital gain distributions	—	525	19,015	8,644	—	432
Realized Gain (Loss) on Investments	(264)	(6,263)	25,172	3,180	(31)	(76)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,099	5,340	319,579	26,861	11	515
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,903	$883	$346,385	$33,842	$(20)	$787

	BlackRock			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Global	BNY Mellon VIF	Fidelity VIP	Freedom 2015	Freedom 2020	Freedom 2025
	Allocation	Appreciation	Contrafund	Portfolio	Portfolio	Portfolio
	V.I. Class III	Service Shares (1)	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$8,857	$1	$857	$34	$756	$57
Net Investment Income	8,857	1	857	34	756	57
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,677)	—	2,378	(41)	1,536	(213)
Capital gain distributions	43,074	—	5,844	173	4,505	273
Realized Gain (Loss) on Investments	39,397	—	8,222	132	6,041	60
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	87,753	50	296,041	233	3,588	589
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$136,007	$51	$305,120	$399	$10,385	$706

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Money Market	Growth	Mid Cap
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$114	$—	$251	$1,811	$16	$1,813
Net Investment Income	114	—	251	1,811	16	1,813
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(180)	321	(224)	—	178	(2,046)
Capital gain distributions	547	97	1,201	—	4,482	—
Realized Gain (Loss) on Investments	367	418	977	—	4,660	(2,046)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,350	(384)	4,369	—	33,143	87,018
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,831	$34	$5,597	$1,811	$37,819	$86,785

				Janus	Janus	Lazard Retirement
	Fidelity VIP		Templeton	Henderson	Henderson	Global Dynamic
	Value Strategies	Templeton Foreign	Global Bond	Enterprise	Overseas	Multi-Asset
	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Shares
INVESTMENT INCOME
Dividends	$151	$6,424	$11,911	$—	$1,546	$—
Net Investment Income	151	6,424	11,911	—	1,546	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,122	(377)	(3,063)	(205)	(1,150)	—
Capital gain distributions	1,413	—	—	9,456	—	1
Realized Gain (Loss) on Investments	3,535	(377)	(3,063)	9,251	(1,150)	1
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,645)	(8,813)	(16,711)	16,720	20,765	2
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,959)	$(2,766)	$(7,863)	$25,971	$21,161	$3

	ClearBridge
	Variable	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Aggressive	Variable	Variable Global	Bond	Lord Abbett	Fundamental
	Growth -	Mid Cap -	High Yield Bond -	Debenture	Developing Growth	Equity
	Class II	Class II	Class II (1)	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends	$1,362	$6	$—	$1,899	$—	$111
Net Investment Income	1,362	6	—	1,899	—	111
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,061)	(92)	(72)	(457)	(618)	(2,278)
Capital gain distributions	22,794	187	—	—	34,175	14
Realized Gain (Loss) on Investments	21,733	95	(72)	(457)	33,557	(2,264)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	17,543	2,437	(59)	2,194	114,476	1,229
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,638	$2,538	$(131)	$3,636	$148,033	$(924)

(1) All units were fully redeemed or transferred prior to December 31, 2020 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

	Variable Accounts
					MFS	MFS
	Lord Abbett				New Discovery	Utilities
	Total Return	M Capital	M Large Cap	M Large Cap	Series -	Series -
	Class VC	Appreciation	Growth	Value	Service Class	Service Class
INVESTMENT INCOME
Dividends	$3,968	$—	$—	$90	$—	$3,749
Net Investment Income	3,968	—	—	90	—	3,749
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(205)	(7,830)	(288)	(352)	(280)	9,293
Capital gain distributions	3,156	1,903	4,193	53	11,796	4,436
Realized Gain (Loss) on Investments	2,951	(5,927)	3,905	(299)	11,516	13,729
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,605	17,651	4,140	(681)	35,002	(11,054)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,524	$11,724	$8,045	$(890)	$46,518	$6,424

			PIMCO Global
	MFS		Managed Asset
	Value	Neuberger Berman	Allocation -	PIMCO Income -	Royce	State Street
	Series -	Sustainable	Advisor	Administrative	Micro-Cap	Total Return
	Service Class	Equity Class I (1)	Class	Class	Service Class	V.I.S. Class 3
INVESTMENT INCOME
Dividends	$223	$—	$7,651	$119	$—	$60
Net Investment Income	223	—	7,651	119	—	60
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(230)	—	(88)	(9)	(3,738)	(2,420)
Capital gain distributions	749	—	1,887	8	243	—
Realized Gain (Loss) on Investments	519	—	1,799	(1)	(3,495)	(2,420)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,467)	1	6,470	48	7,118	821
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(725)	$1	$15,920	$166	$3,623	$(1,539)

	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Equity	Global Hard Assets
	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends	$—	$6,345	$2,904
Net Investment Income	—	6,345	2,904
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	7,000	(4,057)	(17,708)
Capital gain distributions	37,857	7,374	—
Realized Gain (Loss) on Investments	44,857	3,317	(17,708)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	260,335	(8,738)	85,300
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$305,192	$924	$70,496

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Core Income		Diversified Bond		Floating Rate Income
	Class I (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	36	—	2,756	146	(25)	16
Change in net unrealized appreciation (depreciation) on investments	1	(1)	21,083	21,198	4,485	3,490
Net Increase (Decrease) in Net Assets Resulting from Operations	37	(1)	23,839	21,344	4,460	3,506
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	380	380	10,440	11,952	3,186	3,159
Transfers between variable and fixed accounts, net	(332)	—	(26,593)	59,997	(382)	92,091
Policy maintenance charges	(83)	—	(7,726)	(8,375)	(3,623)	(2,804)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	1,409	1,514	385	658
Other	(1)	—	217	99	238	211
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(36)	380	(22,253)	65,187	(196)	93,315
NET INCREASE (DECREASE) IN NET ASSETS	1	379	1,586	86,531	4,264	96,821
NET ASSETS
Beginning of Year or Period	379	—	238,577	152,046	97,136	315
End of Year or Period	$380	$379	$240,163	$238,577	$101,400	$97,136

	High Yield Bond		Inflation Managed		Managed Bond
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(819)	12,724	2,862	5,590	10,764	28,288
Change in net unrealized appreciation (depreciation) on investments	28,833	45,965	60,890	45,717	104,745	91,702
Net Increase (Decrease) in Net Assets Resulting from Operations	28,014	58,689	63,752	51,307	115,509	119,990
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	36,674	19,545	42,390	41,319	73,767	80,425
Transfers between variable and fixed accounts, net	31,864	(5,120)	(22,833)	(36,388)	22,267	(27,664)
Policy maintenance charges	(21,382)	(22,131)	(45,895)	(43,307)	(79,961)	(79,655)
Policy benefits and terminations	(2,574)	(27,017)	(6,087)	(29,158)	(42,930)	(110,045)
Policy loans and loan repayments	3,033	(8,892)	13,152	(5,425)	17,937	(11,303)
Other	540	365	526	355	1,125	859
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	48,155	(43,250)	(18,747)	(72,604)	(7,795)	(147,383)
NET INCREASE (DECREASE) IN NET ASSETS	76,169	15,439	45,005	(21,297)	107,714	(27,393)
NET ASSETS
Beginning of Year	445,513	430,074	576,801	598,098	1,413,100	1,440,493
End of Year	$521,682	$445,513	$621,806	$576,801	$1,520,814	$1,413,100

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Short Duration Bond		Emerging Markets Debt		Dividend Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	3,358	4,983	(89)	214	6,945	7,296
Change in net unrealized appreciation (depreciation) on investments	3,722	4,947	1,690	7,478	50,549	87,182
Net Increase (Decrease) in Net Assets Resulting from Operations	7,080	9,930	1,601	7,692	57,494	94,478
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,025	12,672	3,077	5,329	22,589	18,714
Transfers between variable and fixed accounts, net	(21,225)	7,330	128	(5,039)	15,643	335
Policy maintenance charges	(14,164)	(16,339)	(2,756)	(2,949)	(20,780)	(24,963)
Policy benefits and terminations	(12,369)	(53,192)	—	—	(661)	(11,027)
Policy loans and loan repayments	7,144	(5,827)	—	—	(10,414)	(814)
Other	261	194	197	197	459	(25)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(21,328)	(55,162)	646	(2,462)	6,836	(17,780)
NET INCREASE (DECREASE) IN NET ASSETS	(14,248)	(45,232)	2,247	5,230	64,330	76,698
NET ASSETS
Beginning of Year	201,990	247,222	86,690	81,460	392,046	315,348
End of Year	$187,742	$201,990	$88,937	$86,690	$456,376	$392,046

	Equity Index		Focused Growth		Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	2,534	7,856	14,783	11,381	11,196	17,667
Change in net unrealized appreciation (depreciation) on investments	749,375	962,328	104,392	75,569	175,615	139,835
Net Increase (Decrease) in Net Assets Resulting from Operations	751,909	970,184	119,175	86,950	186,811	157,502
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	146,198	169,701	8,637	9,203	28,271	27,959
Transfers between variable and fixed accounts, net	95,933	(10,454)	(9,838)	(3,534)	32,176	(6,322)
Policy maintenance charges	(130,246)	(120,467)	(14,368)	(14,031)	(38,613)	(34,653)
Policy benefits and terminations	(85,167)	(54,278)	(1,339)	—	(709)	(12,523)
Policy loans and loan repayments	8,576	(6,329)	418	(4,442)	(2,675)	(1,600)
Other	2,450	1,954	323	315	222	(156)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	37,744	(19,873)	(16,167)	(12,489)	18,672	(27,295)
NET INCREASE (DECREASE) IN NET ASSETS	789,653	950,311	103,008	74,461	205,483	130,207
NET ASSETS
Beginning of Year	4,074,455	3,124,144	323,496	249,035	551,377	421,170
End of Year	$4,864,108	$4,074,455	$426,504	$323,496	$756,860	$551,377

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Large-Cap Growth		Large-Cap Value		Main Street Core
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	59,140	47,675	1,114	57,326	60,215	16,529
Change in net unrealized appreciation (depreciation) on investments	293,253	207,773	67,238	208,866	87,164	280,857
Net Increase (Decrease) in Net Assets Resulting from Operations	352,393	255,448	68,352	266,192	147,379	297,386
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	43,628	44,628	37,184	40,423	39,473	43,183
Transfers between variable and fixed accounts, net	(57,004)	(44,914)	77,400	(13,890)	(34,852)	(15,112)
Policy maintenance charges	(58,676)	(53,355)	(50,536)	(53,217)	(54,206)	(54,473)
Policy benefits and terminations	(18,104)	(32,356)	(28,432)	(59,340)	(47,094)	(25,866)
Policy loans and loan repayments	5,618	(8,559)	16,300	(7,829)	1,506	(3,000)
Other	380	(202)	431	(33)	234	(280)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(84,158)	(94,758)	52,347	(93,886)	(94,939)	(55,548)
NET INCREASE (DECREASE) IN NET ASSETS	268,235	160,690	120,699	172,306	52,440	241,838
NET ASSETS
Beginning of Year	975,425	814,735	1,127,987	955,681	1,181,234	939,396
End of Year	$1,243,660	$975,425	$1,248,686	$1,127,987	$1,233,674	$1,181,234

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	5,793	25,692	50,079	12,523	7,270	2,920
Change in net unrealized appreciation (depreciation) on investments	275,455	155,637	266,939	187,295	(12,122)	11,742
Net Increase (Decrease) in Net Assets Resulting from Operations	281,248	181,329	317,018	199,818	(4,852)	14,662
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	47,691	46,951	23,515	24,036	4,159	5,449
Transfers between variable and fixed accounts, net	877	5,328	(32,351)	(20,894)	(20,898)	(2,415)
Policy maintenance charges	(53,093)	(54,603)	(34,301)	(32,049)	(2,842)	(3,950)
Policy benefits and terminations	(9,123)	(50,739)	(8,386)	(12,993)	(2,702)	(4,014)
Policy loans and loan repayments	10,562	(1,479)	(5,321)	(3,527)	64	(3,256)
Other	540	(39)	262	234	50	68
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,546)	(54,581)	(56,582)	(45,193)	(22,169)	(8,118)
NET INCREASE (DECREASE) IN NET ASSETS	278,702	126,748	260,436	154,625	(27,021)	6,544
NET ASSETS
Beginning of Year	1,004,442	877,694	685,170	530,545	56,723	50,179
End of Year	$1,283,144	$1,004,442	$945,606	$685,170	$29,702	$56,723

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,610	82	31,427	8,499	1,523	15,238
Change in net unrealized appreciation (depreciation) on investments	9,035	38,278	36,723	31,486	183,499	167,817
Net Increase (Decrease) in Net Assets Resulting from Operations	10,645	38,360	68,150	39,985	185,022	183,055
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,438	9,089	—	—	36,896	39,281
Transfers between variable and fixed accounts, net	(24,044)	14,272	(25,543)	(333)	48,702	6,938
Policy maintenance charges	(8,186)	(9,913)	(6,154)	(6,476)	(42,627)	(43,948)
Policy benefits and terminations	(674)	(15,046)	(12,111)	(5,473)	(15,063)	(32,462)
Policy loans and loan repayments	524	(1,498)	—	(342)	(3,319)	(1,575)
Other	90	26	(2)	5	637	166
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(24,852)	(3,070)	(43,810)	(12,619)	25,226	(31,600)
NET INCREASE (DECREASE) IN NET ASSETS	(14,207)	35,290	24,340	27,366	210,248	151,455
NET ASSETS
Beginning of Year	199,728	164,438	153,481	126,115	898,203	746,748
End of Year	$185,521	$199,728	$177,821	$153,481	$1,108,451	$898,203

	Small-Cap Value		Value		Value Advantage
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	22,802	18,982	6,991	14,830	(1)	177
Change in net unrealized appreciation (depreciation) on investments	(39,185)	118,474	(29,325)	59,236	(7,712)	57,097
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,383)	137,456	(22,334)	74,066	(7,713)	57,274
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	36,665	32,887	15,090	17,266	830	830
Transfers between variable and fixed accounts, net	(102,348)	2,869	1,099	(6,082)	—	—
Policy maintenance charges	(27,463)	(34,462)	(17,176)	(21,525)	(1,883)	(1,789)
Policy benefits and terminations	(9,484)	(47,963)	(9,211)	(15,581)	—	—
Policy loans and loan repayments	7,534	(401)	5,992	(610)	—	—
Other	811	481	198	(99)	4	24
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(94,285)	(46,589)	(4,008)	(26,631)	(1,049)	(935)
NET INCREASE (DECREASE) IN NET ASSETS	(110,668)	90,867	(26,342)	47,435	(8,762)	56,339
NET ASSETS
Beginning of Year	711,980	621,113	352,971	305,536	268,930	212,591
End of Year	$601,312	$711,980	$326,629	$352,971	$260,168	$268,930

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Emerging Markets		International Large-Cap		International Small-Cap
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	19,037	16,171	4,012	26,328	(2,881)	(832)
Change in net unrealized appreciation (depreciation) on investments	126,802	167,480	128,506	243,633	8,206	20,109
Net Increase (Decrease) in Net Assets Resulting from Operations	145,839	183,651	132,518	269,961	5,325	19,277
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	59,526	47,317	63,871	45,196	7,131	14,042
Transfers between variable and fixed accounts, net	(41,752)	(8,595)	(11,297)	(16,950)	(13,545)	1,379
Policy maintenance charges	(34,644)	(37,344)	(52,912)	(53,697)	(5,557)	(6,510)
Policy benefits and terminations	(12,576)	(23,900)	(8,366)	(32,923)	(265)	(3,905)
Policy loans and loan repayments	(2,775)	(8,524)	14,646	(7,510)	576	(950)
Other	1,481	937	1,469	607	214	211
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(30,740)	(30,109)	7,411	(65,277)	(11,446)	4,267
NET INCREASE (DECREASE) IN NET ASSETS	115,099	153,542	139,929	204,684	(6,121)	23,544
NET ASSETS
Beginning of Year	886,563	733,021	1,184,713	980,029	118,844	95,300
End of Year	$1,001,662	$886,563	$1,324,642	$1,184,713	$112,723	$118,844

	International Value		Health Sciences		Real Estate
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(2,651)	2,903	19,950	17,044	912	19,959
Change in net unrealized appreciation (depreciation) on investments	(33,959)	88,290	216,216	246,293	(33,529)	186,819
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,610)	91,193	236,166	263,337	(32,617)	206,778
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	35,754	38,270	50,087	57,555	56,701	46,039
Transfers between variable and fixed accounts, net	20,076	49,126	802	1,458	(16,889)	(26,794)
Policy maintenance charges	(30,453)	(33,077)	(74,541)	(65,617)	(39,613)	(45,728)
Policy benefits and terminations	(21,227)	(36,171)	(5,345)	(812)	(6,591)	(4,974)
Policy loans and loan repayments	7,965	(2,954)	(2,477)	(5,993)	(47)	(1,801)
Other	418	42	1,112	695	976	812
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	12,533	15,236	(30,362)	(12,714)	(5,463)	(32,446)
NET INCREASE (DECREASE) IN NET ASSETS	(24,077)	106,429	205,804	250,623	(38,080)	174,332
NET ASSETS
Beginning of Year	627,550	521,121	1,285,294	1,034,671	843,624	669,292
End of Year	$603,473	$627,550	$1,491,098	$1,285,294	$805,544	$843,624

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Technology		PSF DFA		Pacific Dynamix -
	Class I		Balanced Allocation Class D		Conservative Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	8,777	306	—	—	(14)	1
Change in net unrealized appreciation (depreciation) on investments	175,129	99,215	1	3	698	593
Net Increase (Decrease) in Net Assets Resulting from Operations	183,906	99,521	1	3	684	594
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	14,659	14,163	—	—	1,433	1,433
Transfers between variable and fixed accounts, net	36,400	(7,216)	—	—	(35)	(1)
Policy maintenance charges	(25,551)	(20,854)	(4)	(5)	(690)	(666)
Policy benefits and terminations	—	(291)	—	—	—	—
Policy loans and loan repayments	(6,816)	942	—	—	—	—
Other	392	222	1	—	2	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	19,084	(13,034)	(3)	(5)	710	767
NET INCREASE (DECREASE) IN NET ASSETS	202,990	86,487	(2)	(2)	1,394	1,361
NET ASSETS
Beginning of Year	362,127	275,640	14	16	4,917	3,556
End of Year	$565,117	$362,127	$12	$14	$6,311	$4,917

	Pacific Dynamix - Moderate Growth Class I		Pacific Dynamix - Growth Class I		Portfolio Optimization Conservative Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,190	1,722	(6,944)	(38)	—	3,375
Change in net unrealized appreciation (depreciation) on investments	96,464	115,852	139,134	139,730	412	(1,013)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,654	117,574	132,190	139,692	412	2,362
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,292	6,299	34,670	30,863	486	486
Transfers between variable and fixed accounts, net	8	7	72,864	(5,526)	—	—
Policy maintenance charges	(36,343)	(34,423)	(18,369)	(11,887)	—	(1,635)
Policy benefits and terminations	—	—	—	—	—	(21,350)
Policy loans and loan repayments	—	—	59	—	—	—
Other	636	7	1,977	1,436	1	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(29,407)	(28,110)	91,201	14,886	487	(22,500)
NET INCREASE (DECREASE) IN NET ASSETS	71,247	89,464	223,391	154,578	899	(20,138)
NET ASSETS
Beginning of Year	722,614	633,150	758,794	604,216	4,788	24,926
End of Year	$793,861	$722,614	$982,185	$758,794	$5,687	$4,788

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative Class I		Moderate Class I		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	817	1,219	285	(2,877)	56,616	125,497
Change in net unrealized appreciation (depreciation) on investments	5,270	6,318	198,952	267,439	325,108	463,414
Net Increase (Decrease) in Net Assets Resulting from Operations	6,087	7,537	199,237	264,562	381,724	588,911
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	12,366	2,987	115,661	114,195	86,648	71,810
Transfers between variable and fixed accounts, net	35	1	(292)	(691)	(79,425)	(49,831)
Policy maintenance charges	(7,428)	(6,902)	(102,990)	(106,209)	(106,409)	(109,107)
Policy benefits and terminations	—	—	(22,156)	—	(50,086)	(116,840)
Policy loans and loan repayments	—	—	2,710	(47,333)	33,527	(125,113)
Other	—	(1)	2,406	2,170	7,934	4,895
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,973	(3,915)	(4,661)	(37,868)	(107,811)	(324,186)
NET INCREASE (DECREASE) IN NET ASSETS	11,060	3,622	194,576	226,694	273,913	264,725
NET ASSETS
Beginning of Year	54,448	50,826	1,699,760	1,473,066	3,138,790	2,874,065
End of Year	$65,508	$54,448	$1,894,336	$1,699,760	$3,412,703	$3,138,790

	Portfolio Optimization		Invesco Oppenheimer V.I.		Invesco V.I. International
	Aggressive-Growth Class I		Global Series II		Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$571	$736	$7,457	$4,307
Realized gain (loss) on investments	(1,817)	5,370	4,334	15,637	9,058	21,501
Change in net unrealized appreciation (depreciation) on investments	167,527	226,303	28,348	14,491	32,870	54,319
Net Increase (Decrease) in Net Assets Resulting from Operations	165,710	231,673	33,253	30,864	49,385	80,127
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	115,078	118,464	2,606	5,543	5,397	13,524
Transfers between variable and fixed accounts, net	13,821	14,837	615	(2,736)	(12,899)	106
Policy maintenance charges	(44,657)	(42,919)	(7,565)	(7,417)	(8,547)	(9,401)
Policy benefits and terminations	(951)	(80,285)	—	—	—	—
Policy loans and loan repayments	12,469	(15,819)	—	—	—	—
Other	1,891	1,838	206	211	4	4
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	97,651	(3,884)	(4,138)	(4,399)	(16,045)	4,233
NET INCREASE (DECREASE) IN NET ASSETS	263,361	227,789	29,115	26,465	33,340	84,360
NET ASSETS
Beginning of Year	1,212,604	984,815	126,572	100,107	368,116	283,756
End of Year	$1,475,965	$1,212,604	$155,687	$126,572	$401,456	$368,116

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	American Century		American Funds IS Asset		American Funds IS
	VP Mid Cap Value Class II		Allocation Class 4		Growth Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,068	$1,025	$1,806	$3,317	$1,634	$4,104
Realized gain (loss) on investments	(264)	4,894	(6,263)	10,059	25,172	83,047
Change in net unrealized appreciation (depreciation) on investments	2,099	6,991	5,340	24,472	319,579	107,637
Net Increase (Decrease) in Net Assets Resulting from Operations	2,903	12,910	883	37,848	346,385	194,788
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,908	14,131	17,191	7,846	28,936	28,173
Transfers between variable and fixed accounts, net	590	8	(75,465)	(5,801)	(39,047)	(3,445)
Policy maintenance charges	(4,320)	(4,747)	(3,157)	(4,153)	(36,052)	(36,482)
Policy benefits and terminations	—	—	—	(33,413)	(62,499)	(77,155)
Policy loans and loan repayments	—	(2,824)	1,264	1,264	8,348	(11,069)
Other	29	70	265	145	807	795
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	14,207	6,638	(59,902)	(34,112)	(99,507)	(99,183)
NET INCREASE (DECREASE) IN NET ASSETS	17,110	19,548	(59,019)	3,736	246,878	95,605
NET ASSETS
Beginning of Year	62,019	42,471	199,091	195,355	776,242	680,637
End of Year	$79,129	$62,019	$140,072	$199,091	$1,023,120	$776,242

	American Funds IS		BlackRock 60/40 Target		BlackRock Basic Value
	Growth-Income Class 4		Allocation ETF V.I. Class I (1)		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,801	$5,589	$—	$7	$348	$355
Realized gain (loss) on investments	3,180	37,543	(31)	3	(76)	11,285
Change in net unrealized appreciation (depreciation) on investments	26,861	41,550	11	(11)	515	(1,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,842	84,682	(20)	(1)	787	10,031
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	15,509	17,191	380	380	5,105	5,265
Transfers between variable and fixed accounts, net	(5,473)	(940)	(342)	—	683	(28)
Policy maintenance charges	(19,577)	(23,831)	(17)	—	(2,814)	(3,832)
Policy benefits and terminations	(60,879)	(17,388)	—	—	—	(49,370)
Policy loans and loan repayments	7,720	(600)	—	—	(801)	(1,840)
Other	232	138	1	—	13	39
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(62,468)	(25,430)	22	380	2,186	(49,766)
NET INCREASE (DECREASE) IN NET ASSETS	(28,626)	59,252	2	379	2,973	(39,735)
NET ASSETS
Beginning of Year or Period	395,130	335,878	379	—	16,721	56,456
End of Year or Period	$366,504	$395,130	$381	$379	$19,694	$16,721

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	BlackRock Global Allocation		BNY Mellon VIF		Fidelity VIP Contrafund
	V.I. Class III		Appreciation Service Shares (1)		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,857	$8,568	$1		$857	$2,074
Realized gain (loss) on investments	39,397	25,618	—		8,222	109,369
Change in net unrealized appreciation (depreciation) on investments	87,753	71,807	50		296,041	145,514
Net Increase (Decrease) in Net Assets Resulting from Operations	136,007	105,993	51		305,120	256,957
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	64,085	66,145	—		20,824	26,045
Transfers between variable and fixed accounts, net	596	5,094	983		(439)	(1,673)
Policy maintenance charges	(23,364)	(22,528)	(16)		(44,509)	(41,817)
Policy benefits and terminations	(103,135)	(13,061)	—		(2,723)	(46,958)
Policy loans and loan repayments	(1,266)	(21,821)	—		(3,365)	(3,197)
Other	772	813	(1)		1,059	981
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(62,312)	14,642	966		(29,153)	(66,619)
NET INCREASE (DECREASE) IN NET ASSETS	73,695	120,635	1,017		275,967	190,338
NET ASSETS
Beginning of Year or Period	700,972	580,337	—		1,031,520	841,182
End of Year or Period	$774,667	$700,972	$1,017		$1,307,487	$1,031,520

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$34	$54	$756	$1,362	$57	$91
Realized gain (loss) on investments	132	201	6,041	5,187	60	124
Change in net unrealized appreciation (depreciation) on investments	233	216	3,588	7,283	589	706
Net Increase (Decrease) in Net Assets Resulting from Operations	399	471	10,385	13,832	706	921
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	540	540	9,412	9,750	1,811	1,811
Transfers between variable and fixed accounts, net	(416)	—	(686)	—	(823)	(7)
Policy maintenance charges	(122)	(96)	(18,504)	(16,652)	(738)	(675)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	6	5	286	279	124	8
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8	449	(9,492)	(6,623)	374	1,137
NET INCREASE (DECREASE) IN NET ASSETS	407	920	893	7,209	1,080	2,058
NET ASSETS
Beginning of Year	3,568	2,648	79,419	72,210	6,252	4,194
End of Year	$3,975	$3,568	$80,312	$79,419	$7,332	$6,252

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$114	$169	$—	$21	$251	$334
Realized gain (loss) on investments	367	278	418	36	977	692
Change in net unrealized appreciation (depreciation) on investments	1,350	1,335	(384)	221	4,369	4,161
Net Increase (Decrease) in Net Assets Resulting from Operations	1,831	1,782	34	278	5,597	5,187
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,566	3,566	1,424	1,573	4,371	2,400
Transfers between variable and fixed accounts, net	(1,071)	532	(2,644)	25	5,276	—
Policy maintenance charges	(1,683)	(1,524)	(174)	(145)	(839)	(762)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	28	3	(75)	(1)	11	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	840	2,577	(1,469)	1,452	8,819	1,636
NET INCREASE (DECREASE) IN NET ASSETS	2,671	4,359	(1,435)	1,730	14,416	6,823
NET ASSETS
Beginning of Year	11,451	7,092	2,660	930	25,021	18,198
End of Year	$14,122	$11,451	$1,225	$2,660	$39,437	$25,021

	Fidelity VIP Government		Fidelity VIP		Fidelity VIP
	Money Market Service Class		Growth Service Class 2		Mid Cap Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,811	$14,431	$16	$18	$1,813	$3,064
Realized gain (loss) on investments	—	—	4,660	2,660	(2,046)	45,872
Change in net unrealized appreciation (depreciation) on investments	—	—	33,143	6,883	87,018	45,857
Net Increase (Decrease) in Net Assets Resulting from Operations	1,811	14,431	37,819	9,561	86,785	94,793
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	107,272	147,529	2,587	4,717	13,265	17,121
Transfers between variable and fixed accounts, net	38,037	106,801	45,514	1,600	3,835	2,161
Policy maintenance charges	(108,010)	(106,536)	(5,201)	(4,126)	(22,388)	(24,318)
Policy benefits and terminations	(364,242)	(24,697)	—	(1,506)	(473)	(39,351)
Policy loans and loan repayments	1,786	(4,510)	—	(3,714)	4,826	438
Other	455	349	24	2	848	733
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(324,702)	118,936	42,924	(3,027)	(87)	(43,216)
NET INCREASE (DECREASE) IN NET ASSETS	(322,891)	133,367	80,743	6,534	86,698	51,577
NET ASSETS
Beginning of Year	811,410	678,043	36,297	29,763	473,712	422,135
End of Year	$488,519	$811,410	$117,040	$36,297	$560,410	$473,712

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Fidelity VIP Value		Templeton		Templeton
	Strategies Service Class 2		Foreign VIP Class 2		Global Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$151	$424	$6,424	$3,599	$11,911	$9,483
Realized gain (loss) on investments	3,535	3,116	(377)	1,465	(3,063)	(714)
Change in net unrealized appreciation (depreciation) on investments	(5,645)	5,261	(8,813)	20,030	(16,711)	(6,110)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,959)	8,801	(2,766)	25,094	(7,863)	2,659
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,892	5,905	1,195	3,073	25,859	6,279
Transfers between variable and fixed accounts, net	(16,057)	(10,353)	48	(5,243)	12,910	4,662
Policy maintenance charges	(1,384)	(1,955)	(2,139)	(2,239)	(5,146)	(5,405)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	(5,428)	(732)
Other	29	59	5	6	364	223
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,520)	(6,344)	(891)	(4,403)	28,559	5,027
NET INCREASE (DECREASE) IN NET ASSETS	(17,479)	2,457	(3,657)	20,691	20,696	7,686
NET ASSETS
Beginning of Year	29,871	27,414	221,839	201,148	136,024	128,338
End of Year	$12,392	$29,871	$218,182	$221,839	$156,720	$136,024

	Janus Henderson		Janus Henderson		Lazard Retirement Global
	Enterprise Service Shares		Overseas Service Shares		Dynamic Multi-Asset Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$59	$1,546	$2,402	$—	$—
Realized gain (loss) on investments	9,251	14,461	(1,150)	(7,898)	1	105
Change in net unrealized appreciation (depreciation) on investments	16,720	22,544	20,765	35,667	2	541
Net Increase (Decrease) in Net Assets Resulting from Operations	25,971	37,064	21,161	30,171	3	646
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,967	3,166	3,938	9,859	42	3,812
Transfers between variable and fixed accounts, net	16,810	(20,615)	(193)	388	—	(10,186)
Policy maintenance charges	(5,547)	(5,447)	(6,060)	(6,447)	(32)	(256)
Policy benefits and terminations	—	—	—	(20,164)	—	—
Policy loans and loan repayments	—	(3,890)	—	(1,734)	—	—
Other	72	84	336	323	—	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	14,302	(26,702)	(1,979)	(17,775)	10	(6,632)
NET INCREASE (DECREASE) IN NET ASSETS	40,273	10,362	19,182	12,396	13	(5,986)
NET ASSETS
Beginning of Year	123,569	113,207	134,695	122,299	69	6,055
End of Year	$163,842	$123,569	$153,877	$134,695	$82	$69

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ClearBridge Variable		ClearBridge Variable		Western Asset Variable
	Aggressive Growth - Class II		Mid Cap - Class II		Global High Yield Bond - Class II (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,362	$1,614	$6	$43	$—	$269
Realized gain (loss) on investments	21,733	2,027	95	117	(72)	4
Change in net unrealized appreciation (depreciation) on investments	17,543	42,781	2,437	2,720	(59)	349
Net Increase (Decrease) in Net Assets Resulting from Operations	40,638	46,422	2,538	2,880	(131)	622
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,019	14,696	3,663	3,701	2,822	1,411
Transfers between variable and fixed accounts, net	4	(171)	365	(153)	(7,986)	—
Policy maintenance charges	(16,490)	(17,018)	(1,591)	(1,630)	(243)	(542)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	551	505	20	26	—	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,916)	(1,988)	2,457	1,944	(5,407)	868
NET INCREASE (DECREASE) IN NET ASSETS	37,722	44,434	4,995	4,824	(5,538)	1,490
NET ASSETS
Beginning of Year or Period	232,440	188,006	12,742	7,918	5,538	4,048
End of Year or Period	$270,162	$232,440	$17,737	$12,742	$—	$5,538

	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,899	$2,328	$—	$—	$111	$178
Realized gain (loss) on investments	(457)	(280)	33,557	16,610	(2,264)	248
Change in net unrealized appreciation (depreciation) on investments	2,194	5,196	114,476	29,384	1,229	2,094
Net Increase (Decrease) in Net Assets Resulting from Operations	3,636	7,244	148,033	45,994	(924)	2,520
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	551	1,940	3,651	2,743	1,239	1,619
Transfers between variable and fixed accounts, net	(8,210)	1,402	53,560	2,248	(4,822)	(6)
Policy maintenance charges	(4,784)	(4,907)	(8,896)	(7,435)	(517)	(715)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	72	—	363	285	37	41
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(12,371)	(1,565)	48,678	(2,159)	(4,063)	939
NET INCREASE (DECREASE) IN NET ASSETS	(8,735)	5,679	196,711	43,835	(4,987)	3,459
NET ASSETS
Beginning of Year	61,029	55,350	188,812	144,977	14,771	11,312
End of Year	$52,294	$61,029	$385,523	$188,812	$9,784	$14,771

(1) All units were fully redeemed or transferred prior to December 31, 2020 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Lord Abbett
	Total Return Class VC		M Capital Appreciation		M Large Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,968	$2,991	$—	$267	$—	$—
Realized gain (loss) on investments	2,951	(190)	(5,927)	6,034	3,905	1,741
Change in net unrealized appreciation (depreciation) on investments	3,605	6,532	17,651	12,913	4,140	6,573
Net Increase (Decrease) in Net Assets Resulting from Operations	10,524	9,333	11,724	19,214	8,045	8,314
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	26,468	8,528	3,833	4,082	3,234	2,793
Transfers between variable and fixed accounts, net	25,987	4,382	(5,178)	3,721	(41)	(29)
Policy maintenance charges	(5,625)	(4,598)	(1,959)	(2,232)	(1,396)	(1,244)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	(8,285)	(1,789)	—	(4,440)	—
Other	187	145	151	153	40	56
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	47,017	172	(4,942)	5,724	(2,603)	1,576
NET INCREASE (DECREASE) IN NET ASSETS	57,541	9,505	6,782	24,938	5,442	9,890
NET ASSETS
Beginning of Year	114,601	105,096	87,982	63,044	31,848	21,958
End of Year	$172,142	$114,601	$94,764	$87,982	$37,290	$31,848

			MFS New Discovery Series -		MFS Utilities Series -
	M Large Cap Value		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$90	$137	$—	$—	$3,749	$6,432
Realized gain (loss) on investments	(299)	234	11,516	15,087	13,729	884
Change in net unrealized appreciation (depreciation) on investments	(681)	1,111	35,002	23,356	(11,054)	29,090
Net Increase (Decrease) in Net Assets Resulting from Operations	(890)	1,482	46,518	38,443	6,424	36,406
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	3,741	3,900	7,027	8,797
Transfers between variable and fixed accounts, net	—	—	2,563	2,557	(53,510)	1,221
Policy maintenance charges	(158)	(182)	(4,284)	(4,575)	(10,214)	(10,567)
Policy benefits and terminations	—	—	—	(39,469)	—	—
Policy loans and loan repayments	(2,204)	—	—	—	(2,857)	(2,586)
Other	9	—	146	122	462	479
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,353)	(182)	2,166	(37,465)	(59,092)	(2,656)
NET INCREASE (DECREASE) IN NET ASSETS	(3,243)	1,300	48,684	978	(52,668)	33,750
NET ASSETS
Beginning of Year	8,249	6,949	98,232	97,254	180,685	146,935
End of Year	$5,006	$8,249	$146,916	$98,232	$128,017	$180,685

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	MFS Value Series - Service Class		Neuberger Berman Sustainable Equity Class I (1)		PIMCO Global Managed Asset Allocation - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$223	$633	$—		$7,651	$1,927
Realized gain (loss) on investments	519	1,426	—		1,799	(53)
Change in net unrealized appreciation (depreciation) on investments	(1,467)	6,122	1		6,470	12,416
Net Increase (Decrease) in Net Assets Resulting from Operations	(725)	8,181	1		15,920	14,290
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,805	7,029	170		1,068	1,028
Transfers between variable and fixed accounts, net	(20,718)	—	—		—	—
Policy maintenance charges	(1,852)	(2,735)	—		(3,011)	(3,201)
Policy benefits and terminations	—	—	—		—	—
Policy loans and loan repayments	—	—	—		—	—
Other	—	3	—		187	175
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(17,765)	4,297	170		(1,756)	(1,998)
NET INCREASE (DECREASE) IN NET ASSETS	(18,490)	12,478	171		14,164	12,292
NET ASSETS
Beginning of Year or Period	39,391	26,913	—		97,197	84,905
End of Year or Period	$20,901	$39,391	$171		$111,361	$97,197

	PIMCO Income -		Royce		State Street
	Administrative Class (2)		Micro-Cap Service Class		Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$119	$37	$—	$—	$60	$227
Realized gain (loss) on investments	(1)	(1)	(3,495)	1,467	(2,420)	(300)
Change in net unrealized appreciation (depreciation) on investments	48	9	7,118	1,149	821	1,579
Net Increase (Decrease) in Net Assets Resulting from Operations	166	45	3,623	2,616	(1,539)	1,506
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	9,751	4,913	597	1,567
Transfers between variable and fixed accounts, net	679	2,526	(11,835)	30	—	—
Policy maintenance charges	(339)	(138)	(1,454)	(1,923)	(1,071)	(1,130)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	(5,470)	—
Other	—	—	(1)	2	227	16
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	340	2,388	(3,539)	3,022	(5,717)	453
NET INCREASE (DECREASE) IN NET ASSETS	506	2,433	84	5,638	(7,256)	1,959
NET ASSETS
Beginning of Year or Period	2,433	—	18,783	13,145	11,059	9,100
End of Year or Period	$2,939	$2,433	$18,867	$18,783	$3,803	$11,059

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).
(2) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	T. Rowe Price		T. Rowe Price		VanEck VIP
	Blue Chip Growth - II		Equity Income - II		Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$6,345	$7,189	$2,904	$—
Realized gain (loss) on investments	44,857	22,919	3,317	19,443	(17,708)	(8,784)
Change in net unrealized appreciation (depreciation) on investments	260,335	145,564	(8,738)	54,647	85,300	42,246
Net Increase (Decrease) in Net Assets Resulting from Operations	305,192	168,483	924	81,279	70,496	33,462
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	31,912	28,622	10,272	10,963	35,012	25,633
Transfers between variable and fixed accounts, net	139,965	(19,739)	676	2,986	(8,943)	21,161
Policy maintenance charges	(33,911)	(28,816)	(11,997)	(14,256)	(23,826)	(23,736)
Policy benefits and terminations	—	(8,357)	(3,814)	(49,313)	(5,446)	(15,794)
Policy loans and loan repayments	(1,949)	—	(2,361)	(643)	5,209	(400)
Other	817	569	734	692	736	651
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	136,834	(27,721)	(6,490)	(49,571)	2,742	7,515
NET INCREASE (DECREASE) IN NET ASSETS	442,026	140,762	(5,566)	31,708	73,238	40,977
NET ASSETS
Beginning of Year	721,369	580,607	355,163	323,455	322,120	281,143
End of Year	$1,163,395	$721,369	$349,597	$355,163	$395,358	$322,120

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I
2020	$12.80	30	$380	0.00%	0.00%	9.58%
12/27/2019 - 12/31/2019	11.68	32	379	0.00%	0.00%	(0.23)%
Diversified Bond Class I
2020	$20.64	11,636	$240,163	0.00%	0.00%	10.35%
2019	18.70	12,756	238,577	0.00%	0.00%	13.00%
2018	16.55	9,186	152,046	0.00%	0.00%	(1.36)%
2017	16.78	9,527	159,856	0.00%	0.00%	6.88%
2016	15.70	8,893	139,620	0.00%	0.00%	5.04%
Floating Rate Income Class I
2020	$13.18	7,695	$101,400	0.00%	0.00%	4.71%
2019	12.58	7,719	97,136	0.00%	0.00%	8.11%
2018	11.64	27	315	0.00%	0.00%	(0.03)%
2017	11.64	22	255	0.00%	0.00%	3.76%
2016	11.22	17	186	0.00%	0.00%	8.38%
High Yield Bond Class I
2020	$31.55	16,535	$521,682	0.00%	0.00%	5.74%
2019	29.84	14,932	445,513	0.00%	0.00%	13.98%
2018	26.18	16,430	430,074	0.00%	0.00%	(3.27)%
2017	27.06	17,282	467,669	0.00%	0.00%	7.75%
2016	25.11	16,755	420,781	0.00%	0.00%	15.37%
Inflation Managed Class I
2020	$28.40	21,891	$621,806	0.00%	0.00%	11.42%
2019	25.49	22,625	576,801	0.00%	0.00%	8.64%
2018	23.47	25,488	598,098	0.00%	0.00%	(2.15)%
2017	23.98	26,905	645,248	0.00%	0.00%	3.68%
2016	23.13	27,135	627,655	0.00%	0.00%	5.12%
Managed Bond Class I
2020	$30.86	49,287	$1,520,814	0.00%	0.00%	8.34%
2019	28.48	49,616	1,413,100	0.00%	0.00%	8.49%
2018	26.25	54,872	1,440,493	0.00%	0.00%	(0.60)%
2017	26.41	56,897	1,502,711	0.00%	0.00%	4.72%
2016	25.22	55,965	1,411,485	0.00%	0.00%	2.87%
Short Duration Bond Class I
2020	$14.32	13,107	$187,742	0.00%	0.00%	3.73%
2019	13.81	14,629	201,990	0.00%	0.00%	4.22%
2018	13.25	18,661	247,222	0.00%	0.00%	1.14%
2017	13.10	19,455	254,845	0.00%	0.00%	1.26%
2016	12.94	19,522	252,555	0.00%	0.00%	1.69%
Emerging Markets Debt Class I
2020	$13.26	6,706	$88,937	0.00%	0.00%	1.75%
2019	13.03	6,651	86,690	0.00%	0.00%	9.52%
2018	11.90	6,844	81,460	0.00%	0.00%	(5.45)%
2017	12.59	6,514	82,001	0.00%	0.00%	13.09%
2016	11.13	6,438	71,655	0.00%	0.00%	17.02%
Dividend Growth Class I
2020	$42.11	10,839	$456,376	0.00%	0.00%	13.44%
2019	37.12	10,562	392,046	0.00%	0.00%	30.64%
2018	28.41	11,099	315,348	0.00%	0.00%	(1.28)%
2017	28.78	12,588	362,308	0.00%	0.00%	19.07%
2016	24.17	12,611	304,840	0.00%	0.00%	11.46%
Equity Index Class I
2020	$36.79	132,196	$4,864,108	0.00%	0.00%	18.11%
2019	31.15	130,787	4,074,455	0.00%	0.00%	31.10%
2018	23.76	131,468	3,124,144	0.00%	0.00%	(4.73)%
2017	24.94	140,919	3,514,976	0.00%	0.00%	21.48%
2016	20.53	115,174	2,364,828	0.00%	0.00%	11.61%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Focused Growth Class I
2020	$89.59	4,761	$426,504	0.00%	0.00%	38.29%
2019	64.78	4,994	323,496	0.00%	0.00%	35.46%
2018	47.82	5,207	249,035	0.00%	0.00%	4.99%
2017	45.55	6,697	305,055	0.00%	0.00%	29.50%
2016	35.17	7,012	246,637	0.00%	0.00%	2.35%
Growth Class I
2020	$31.80	23,798	$756,860	0.00%	0.00%	31.56%
2019	24.17	22,809	551,377	0.00%	0.00%	38.13%
2018	17.50	24,066	421,170	0.00%	0.00%	2.40%
2017	17.09	25,507	435,903	0.00%	0.00%	31.64%
2016	12.98	27,392	355,609	0.00%	0.00%	2.21%
Large-Cap Growth Class I
2020	$38.11	32,636	$1,243,660	0.00%	0.00%	38.35%
2019	27.54	35,412	975,425	0.00%	0.00%	32.34%
2018	20.81	39,146	814,735	0.00%	0.00%	1.89%
2017	20.43	43,558	889,754	0.00%	0.00%	33.69%
2016	15.28	46,005	702,930	0.00%	0.00%	0.51%
Large-Cap Value Class I
2020	$34.07	36,650	$1,248,686	0.00%	0.00%	5.87%
2019	32.18	35,051	1,127,987	0.00%	0.00%	28.46%
2018	25.05	38,149	955,681	0.00%	0.00%	(9.35)%
2017	27.63	43,053	1,189,754	0.00%	0.00%	13.95%
2016	24.25	46,404	1,125,396	0.00%	0.00%	12.87%
Main Street Core Class I
2020	$33.94	36,346	$1,233,674	0.00%	0.00%	13.94%
2019	29.79	39,650	1,181,234	0.00%	0.00%	32.13%
2018	22.55	41,664	939,396	0.00%	0.00%	(7.74)%
2017	24.44	43,378	1,060,103	0.00%	0.00%	17.08%
2016	20.87	48,274	1,007,631	0.00%	0.00%	11.83%
Mid-Cap Equity Class I
2020	$64.78	19,809	$1,283,144	0.00%	0.00%	27.51%
2019	50.80	19,773	1,004,442	0.00%	0.00%	20.84%
2018	42.04	20,879	877,694	0.00%	0.00%	(9.72)%
2017	46.56	22,161	1,031,843	0.00%	0.00%	24.27%
2016	37.47	24,938	934,369	0.00%	0.00%	18.42%
Mid-Cap Growth Class I
2020	$50.13	18,863	$945,606	0.00%	0.00%	50.14%
2019	33.39	20,520	685,170	0.00%	0.00%	38.45%
2018	24.12	21,998	530,545	0.00%	0.00%	0.16%
2017	24.08	22,655	545,481	0.00%	0.00%	27.49%
2016	18.89	23,094	436,154	0.00%	0.00%	6.27%
Mid-Cap Value Class I
2020	$42.14	705	$29,702	0.00%	0.00%	5.52%
2019	39.94	1,420	56,723	0.00%	0.00%	29.94%
2018	30.74	1,632	50,179	0.00%	0.00%	(14.79)%
2017	36.07	1,984	71,570	0.00%	0.00%	15.46%
2016	31.24	1,900	59,349	0.00%	0.00%	15.29%
Small-Cap Equity Class I
2020	$37.88	4,897	$185,521	0.00%	0.00%	5.42%
2019	35.94	5,558	199,728	0.00%	0.00%	23.96%
2018	28.99	5,672	164,438	0.00%	0.00%	(12.91)%
2017	33.29	5,986	199,264	0.00%	0.00%	8.72%
2016	30.62	3,811	116,692	0.00%	0.00%	30.42%
Small-Cap Growth Class I
2020	$37.31	4,766	$177,821	0.00%	0.00%	55.58%
2019	23.98	6,400	153,481	0.00%	0.00%	31.90%
2018	18.18	6,936	126,115	0.00%	0.00%	5.55%
2017	17.23	7,475	128,759	0.00%	0.00%	30.21%
2016	13.23	8,719	115,342	0.00%	0.00%	(2.46)%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Small-Cap Index Class I
2020	$48.15	23,020	$1,108,451	0.00%	0.00%	19.16%
2019	40.41	22,227	898,203	0.00%	0.00%	24.80%
2018	32.38	23,061	746,748	0.00%	0.00%	(11.55)%
2017	36.61	24,701	904,346	0.00%	0.00%	14.06%
2016	32.10	27,542	884,031	0.00%	0.00%	20.66%
Small-Cap Value Class I
2020	$57.68	10,425	$601,312	0.00%	0.00%	3.44%
2019	55.76	12,768	711,980	0.00%	0.00%	22.58%
2018	45.49	13,655	621,113	0.00%	0.00%	(16.29)%
2017	54.34	14,433	784,305	0.00%	0.00%	8.65%
2016	50.01	14,995	749,941	0.00%	0.00%	29.60%
Value Class I
2020	$26.14	12,496	$326,629	0.00%	0.00%	(6.94)%
2019	28.09	12,567	352,971	0.00%	0.00%	24.72%
2018	22.52	13,567	305,536	0.00%	0.00%	(12.37)%
2017	25.70	14,661	376,788	0.00%	0.00%	17.76%
2016	21.82	15,688	342,378	0.00%	0.00%	17.50%
Value Advantage Class I
2020	$18.99	13,697	$260,168	0.00%	0.00%	(2.78)%
2019	19.54	13,765	268,930	0.00%	0.00%	26.96%
2018	15.39	13,815	212,591	0.00%	0.00%	(9.06)%
2017	16.92	13,859	234,524	0.00%	0.00%	14.32%
12/08/2016 - 12/31/2016	14.80	2,003	29,647	0.00%	0.00%	(1.18)%
Emerging Markets Class I
2020	$77.71	12,890	$1,001,662	0.00%	0.00%	17.33%
2019	66.23	13,385	886,563	0.00%	0.00%	25.60%
2018	52.73	13,901	733,021	0.00%	0.00%	(11.99)%
2017	59.92	16,485	987,785	0.00%	0.00%	34.52%
2016	44.54	16,243	723,557	0.00%	0.00%	6.46%
International Large-Cap Class I
2020	$28.10	47,133	$1,324,642	0.00%	0.00%	10.74%
2019	25.38	46,681	1,184,713	0.00%	0.00%	28.03%
2018	19.82	49,440	980,029	0.00%	0.00%	(11.81)%
2017	22.48	51,419	1,155,761	0.00%	0.00%	27.51%
2016	17.63	57,082	1,006,240	0.00%	0.00%	(0.08)%
International Small-Cap Class I
2020	$17.38	6,487	$112,723	0.00%	0.00%	8.42%
2019	16.03	7,415	118,844	0.00%	0.00%	20.07%
2018	13.35	7,139	95,300	0.00%	0.00%	(22.16)%
2017	17.15	6,577	112,783	0.00%	0.00%	31.92%
2016	13.00	6,662	86,597	0.00%	0.00%	3.42%
International Value Class I
2020	$12.18	49,557	$603,473	0.00%	0.00%	(7.17)%
2019	13.12	47,840	627,550	0.00%	0.00%	16.60%
2018	11.25	46,321	521,121	0.00%	0.00%	(14.96)%
2017	13.23	49,760	658,272	0.00%	0.00%	21.57%
2016	10.88	50,332	547,685	0.00%	0.00%	2.98%
Health Sciences Class I
2020	$98.19	15,186	$1,491,098	0.00%	0.00%	18.79%
2019	82.66	15,549	1,285,294	0.00%	0.00%	25.77%
2018	65.72	15,743	1,034,671	0.00%	0.00%	7.90%
2017	60.91	20,010	1,218,896	0.00%	0.00%	23.97%
2016	49.14	22,958	1,128,060	0.00%	0.00%	(5.97)%
Real Estate Class I
2020	$64.34	12,520	$805,544	0.00%	0.00%	(3.28)%
2019	66.52	12,682	843,624	0.00%	0.00%	31.28%
2018	50.67	13,209	669,292	0.00%	0.00%	(7.45)%
2017	54.75	16,842	922,097	0.00%	0.00%	3.24%
2016	53.03	16,823	892,156	0.00%	0.00%	6.59%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Technology Class I
2020	$29.76	18,988	$565,117	0.00%	0.00%	47.24%
2019	20.21	17,915	362,127	0.00%	0.00%	36.32%
2018	14.83	18,589	275,640	0.00%	0.00%	1.79%
2017	14.57	15,313	223,071	0.00%	0.00%	38.78%
2016	10.50	16,106	169,053	0.00%	0.00%	(6.61)%
PSF DFA Balanced Allocation Class D
2020	$15.00	1	$12	0.00%	0.00%	12.11%
2019	13.38	1	14	0.00%	0.00%	19.75%
2018	11.17	1	16	0.00%	0.00%	(6.19)%
11/06/2017 - 12/31/2017	11.91	2	23	0.00%	0.00%	1.91%
Pacific Dynamix - Conservative Growth Class I
2020	$23.70	266	$6,311	0.00%	0.00%	12.21%
2019	21.12	233	4,917	0.00%	0.00%	15.47%
2018	18.29	194	3,556	0.00%	0.00%	(3.84)%
2017	19.02	159	3,021	0.00%	0.00%	9.94%
2016	17.30	67	1,160	0.00%	0.00%	6.84%
Pacific Dynamix - Moderate Growth Class I
2020	$28.43	27,924	$793,861	0.00%	0.00%	14.58%
2019	24.81	29,123	722,614	0.00%	0.00%	18.94%
2018	20.86	30,350	633,150	0.00%	0.00%	(5.53)%
2017	22.08	31,630	698,450	0.00%	0.00%	13.79%
2016	19.41	16,212	314,606	0.00%	0.00%	8.45%
Pacific Dynamix - Growth Class I
2020	$33.60	29,231	$982,185	0.00%	0.00%	15.79%
2019	29.02	26,148	758,794	0.00%	0.00%	22.94%
2018	23.61	25,597	604,216	0.00%	0.00%	(7.28)%
2017	25.46	24,537	624,680	0.00%	0.00%	17.52%
2016	21.66	23,247	503,622	0.00%	0.00%	10.17%
Portfolio Optimization Conservative Class I
2020	$15.50	367	$5,687	0.00%	0.00%	7.88%
2019	14.37	333	4,788	0.00%	0.00%	12.20%
2018	12.81	1,946	24,926	0.00%	0.00%	(3.38)%
2017	13.26	2,109	27,960	0.00%	0.00%	7.37%
2016	12.35	4,252	52,497	0.00%	0.00%	5.83%
Portfolio Optimization Moderate-Conservative Class I
2020	$17.25	3,797	$65,508	0.00%	0.00%	9.97%
2019	15.69	3,471	54,448	0.00%	0.00%	15.28%
2018	13.61	3,735	50,826	0.00%	0.00%	(4.99)%
2017	14.32	4,823	69,078	0.00%	0.00%	10.79%
2016	12.93	10,929	141,284	0.00%	0.00%	6.78%
Portfolio Optimization Moderate Class I
2020	$18.90	100,232	$1,894,336	0.00%	0.00%	11.83%
2019	16.90	100,574	1,699,760	0.00%	0.00%	18.46%
2018	14.27	103,249	1,473,066	0.00%	0.00%	(6.55)%
2017	15.27	83,993	1,282,333	0.00%	0.00%	13.22%
2016	13.48	90,891	1,225,644	0.00%	0.00%	8.08%
Portfolio Optimization Growth Class I
2020	$20.44	166,943	$3,412,703	0.00%	0.00%	12.72%
2019	18.13	173,080	3,138,790	0.00%	0.00%	21.65%
2018	14.91	192,800	2,874,065	0.00%	0.00%	(8.19)%
2017	16.24	201,892	3,278,129	0.00%	0.00%	16.38%
2016	13.95	201,921	2,817,063	0.00%	0.00%	8.81%
Portfolio Optimization Aggressive-Growth Class I
2020	$21.04	70,145	$1,475,965	0.00%	0.00%	12.46%
2019	18.71	64,807	1,212,604	0.00%	0.00%	23.76%
2018	15.12	65,138	984,815	0.00%	0.00%	(9.39)%
2017	16.69	68,566	1,144,094	0.00%	0.00%	18.60%
2016	14.07	71,841	1,010,790	0.00%	0.00%	9.33%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Invesco Oppenheimer V.I. Global Series II
2020	$24.07	6,468	$155,687	0.45%	0.00%	27.34%
2019	18.90	6,696	126,572	0.64%	0.00%	31.45%
2018	14.38	6,962	100,107	0.79%	0.00%	(13.39)%
2017	16.60	7,077	117,502	0.69%	0.00%	36.32%
2016	12.18	6,227	75,843	0.80%	0.00%	(0.16)%
Invesco V.I. International Growth Series II
2020	$18.27	21,976	$401,456	2.04%	0.00%	13.74%
2019	16.06	22,920	368,116	1.30%	0.00%	28.24%
2018	12.52	22,657	283,756	1.81%	0.00%	(15.20)%
2017	14.77	22,336	329,908	1.46%	0.00%	22.73%
2016	12.03	7,739	93,141	1.23%	0.00%	(0.70)%
American Century VP Mid Cap Value Class II
2020	$24.51	3,228	$79,129	1.73%	0.00%	1.11%
2019	24.25	2,558	62,019	1.91%	0.00%	28.99%
2018	18.80	2,260	42,471	1.33%	0.00%	(12.96)%
2017	21.59	3,986	86,072	1.40%	0.00%	11.47%
2016	19.37	3,325	64,420	1.57%	0.00%	22.72%
American Funds IS Asset Allocation Class 4
2020	$36.37	3,851	$140,072	1.32%	0.00%	12.16%
2019	32.43	6,139	199,091	1.67%	0.00%	20.93%
2018	26.82	7,284	195,355	1.48%	0.00%	(4.83)%
2017	28.18	7,103	200,157	1.42%	0.00%	15.91%
2016	24.31	5,228	127,099	2.46%	0.00%	9.16%
American Funds IS Growth Class 4
2020	$61.17	16,726	$1,023,120	0.20%	0.00%	51.71%
2019	40.32	19,252	776,242	0.55%	0.00%	30.44%
2018	30.91	22,020	680,637	0.25%	0.00%	(0.50)%
2017	31.07	24,323	755,628	0.45%	0.00%	27.98%
2016	24.27	24,171	586,739	0.58%	0.00%	9.22%
American Funds IS Growth-Income Class 4
2020	$37.85	9,684	$366,504	1.14%	0.00%	13.25%
2019	33.42	11,823	395,130	1.50%	0.00%	25.85%
2018	26.55	12,648	335,878	1.23%	0.00%	(2.06)%
2017	27.11	13,228	358,633	1.30%	0.00%	22.08%
2016	22.21	13,900	308,710	1.28%	0.00%	11.26%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2020	$15.05	25	$381	0.00%	0.00%	14.67%
12/27/2019 - 12/31/2019	13.13	29	379	See Note (4)	0.00%	(0.27)%
BlackRock Basic Value V.I. Class III
2020	$24.96	789	$19,694	2.16%	0.00%	3.13%
2019	24.20	691	16,721	0.71%	0.00%	23.53%
2018	19.59	2,882	56,456	1.12%	0.00%	(8.11)%
2017	21.32	4,575	97,528	1.37%	0.00%	8.01%
2016	19.74	3,806	75,121	1.35%	0.00%	17.72%
BlackRock Global Allocation V.I. Class III
2020	$28.05	27,620	$774,667	1.28%	0.00%	20.71%
2019	23.24	30,168	700,972	1.29%	0.00%	17.76%
2018	19.73	29,411	580,337	0.86%	0.00%	(7.58)%
2017	21.35	29,588	631,706	1.37%	0.00%	13.71%
2016	18.78	24,255	455,418	1.34%	0.00%	3.80%
BNY Mellon VIF Appreciation Service Shares (5)
11/09/2020 - 12/31/2020	$24.68	41	$1,017	0.41%	0.00%	5.20%
Fidelity VIP Contrafund Service Class 2
2020	$44.95	29,090	$1,307,487	0.08%	0.00%	30.23%
2019	34.51	29,889	1,031,520	0.21%	0.00%	31.27%
2018	26.29	31,996	841,182	0.44%	0.00%	(6.64)%
2017	28.16	34,007	957,633	0.79%	0.00%	21.59%
2016	23.16	27,340	633,197	0.66%	0.00%	7.73%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2020	$20.56	193	$3,975	1.04%	0.00%	13.56%
2019	18.11	197	3,568	1.86%	0.00%	17.97%
2018	15.35	173	2,648	1.27%	0.00%	(5.28)%
2017	16.20	195	3,160	1.71%	0.00%	14.80%
09/12/2016 - 12/31/2016	14.12	56	787	3.92%	0.00%	0.03%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2020	$20.73	3,874	$80,312	1.00%	0.00%	14.72%
2019	18.07	4,395	79,419	1.77%	0.00%	19.88%
2018	15.07	4,791	72,210	1.26%	0.00%	(6.08)%
2017	16.05	5,208	83,576	1.26%	0.00%	16.26%
2016	13.80	5,580	77,022	1.21%	0.00%	5.80%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2020	$22.06	332	$7,332	0.99%	0.00%	15.68%
2019	19.07	328	6,252	1.87%	0.00%	21.51%
2018	15.69	267	4,194	1.26%	0.00%	(6.78)%
2017	16.83	252	4,236	1.32%	0.00%	17.57%
2016	14.32	223	3,186	1.38%	0.00%	5.98%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2020	$22.19	636	$14,122	1.04%	0.00%	16.64%
2019	19.02	602	11,451	1.99%	0.00%	24.11%
2018	15.33	463	7,092	1.03%	0.00%	(8.05)%
2017	16.67	502	8,367	1.32%	0.00%	20.69%
2016	13.81	425	5,875	1.46%	0.00%	6.37%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2020	$24.05	51	$1,225	0.00%	0.00%	17.96%
2019	20.39	130	2,660	1.72%	0.00%	27.13%
2018	16.04	58	930	0.01%	0.00%	(9.50)%
2017	17.72	5,232	92,728	1.02%	0.00%	23.07%
2016	14.40	5,331	76,772	1.15%	0.00%	6.52%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2020	$24.62	1,602	$39,437	0.95%	0.00%	18.97%
2019	20.69	1,209	25,021	1.57%	0.00%	28.25%
2018	16.13	1,128	18,198	0.96%	0.00%	(10.13)%
09/22/2017 - 12/31/2017	17.95	1,003	18,009	4.30%	0.00%	5.10%
Fidelity VIP Government Money Market Service Class
2020	$10.45	46,741	$488,519	0.32%	0.00%	0.28%
2019	10.42	77,853	811,410	1.90%	0.00%	1.92%
2018	10.23	66,304	678,043	1.53%	0.00%	1.55%
2017	10.07	73,158	736,702	0.50%	0.00%	0.57%
2016	10.01	234,932	2,352,253	0.12%	0.00%	0.10%
Fidelity VIP Growth Service Class 2
2020	$53.19	2,200	$117,040	0.02%	0.00%	43.55%
2019	37.05	980	36,297	0.05%	0.00%	33.98%
2018	27.66	1,076	29,763	0.05%	0.00%	(0.43)%
2017	27.78	1,680	46,667	0.08%	0.00%	34.81%
2016	20.60	1,571	32,371	0.00%	0.00%	0.55%
Fidelity VIP Mid Cap Service Class 2
2020	$33.83	16,564	$560,410	0.41%	0.00%	17.87%
2019	28.70	16,503	473,712	0.66%	0.00%	23.17%
2018	23.30	18,114	422,135	0.40%	0.00%	(14.77)%
2017	27.34	18,942	517,940	0.50%	0.00%	20.54%
2016	22.68	18,772	425,836	0.33%	0.00%	11.92%
Fidelity VIP Value Strategies Service Class 2
2020	$27.51	451	$12,392	0.83%	0.00%	8.02%
2019	25.46	1,173	29,871	1.50%	0.00%	34.10%
2018	18.99	1,444	27,414	0.71%	0.00%	(17.50)%
2017	23.02	2,316	53,300	1.23%	0.00%	19.08%
2016	19.33	2,438	47,117	0.93%	0.00%	9.27%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Templeton Foreign VIP Class 2
2020	$13.19	16,538	$218,182	3.38%	0.00%	(1.16)%
2019	13.35	16,621	221,839	1.71%	0.00%	12.53%
2018	11.86	16,959	201,148	2.81%	0.00%	(15.44)%
2017	14.03	19,066	267,434	3.07%	0.00%	16.69%
2016	12.02	3,475	41,775	1.74%	0.00%	7.18%
Templeton Global Bond VIP Class 2
2020	$12.26	12,785	$156,720	8.39%	0.00%	(5.28)%
2019	12.94	10,511	136,024	7.15%	0.00%	2.01%
2018	12.69	10,117	128,338	0.00%	0.00%	1.94%
2017	12.44	11,983	149,127	0.00%	0.00%	1.93%
2016	12.21	7,798	95,204	0.00%	0.00%	2.94%
Janus Henderson Enterprise Service Shares
2020	$45.48	3,603	$163,842	0.00%	0.00%	19.18%
2019	38.16	3,238	123,569	0.05%	0.00%	35.16%
2018	28.23	4,010	113,207	0.11%	0.00%	(0.66)%
2017	28.42	4,687	133,211	0.14%	0.00%	27.09%
2016	22.36	4,474	100,055	0.02%	0.00%	12.10%
Janus Henderson Overseas Service Shares
2020	$13.67	11,257	$153,877	1.23%	0.00%	16.02%
2019	11.78	11,432	134,695	1.84%	0.00%	26.71%
2018	9.30	13,152	122,299	1.67%	0.00%	(15.14)%
2017	10.96	15,352	168,213	1.60%	0.00%	30.80%
2016	8.38	15,728	131,751	4.67%	0.00%	(6.71)%
Lazard Retirement Global Dynamic Multi-Asset Service Shares
2020	$14.00	6	$82	0.66%	0.00%	0.81%
2019	13.89	5	69	0.00%	0.00%	17.79%
2018	11.79	514	6,055	See Note (6)	0.00%	(6.57)%
02/06/2017 - 12/31/2017	12.62	1	19	0.00%	0.00%	17.45%
ClearBridge Variable Aggressive Growth - Class II
2020	$31.90	8,469	$270,162	0.60%	0.00%	17.73%
2019	27.10	8,578	232,440	0.76%	0.00%	24.75%
2018	21.72	8,655	188,006	0.32%	0.00%	(8.57)%
2017	23.76	11,120	264,180	0.27%	0.00%	15.99%
2016	20.48	10,950	224,286	0.41%	0.00%	0.94%
ClearBridge Variable Mid Cap - Class II
2020	$29.07	610	$17,737	0.04%	0.00%	15.10%
2019	25.26	505	12,742	0.39%	0.00%	32.65%
2018	19.04	416	7,918	0.12%	0.00%	(12.80)%
2017	21.83	339	7,405	0.21%	0.00%	12.55%
2016	19.40	321	6,228	0.42%	0.00%	9.11%
Western Asset Variable Global High Yield Bond - Class II (7)
01/01/2020 - 05/28/2020	$11.93	—	$—	0.00%	0.00%	(4.04)%
2019	12.43	446	5,538	5.25%	0.00%	14.01%
05/14/2018 - 12/31/2018	10.90	371	4,048	7.56%	0.00%	(2.08)%
Lord Abbett Bond Debenture Class VC
2020	$14.24	3,673	$52,294	3.44%	0.00%	7.30%
2019	13.27	4,599	61,029	3.96%	0.00%	13.35%
2018	11.71	4,728	55,350	3.94%	0.00%	(4.02)%
2017	12.20	5,432	66,250	4.18%	0.00%	9.21%
2016	11.17	5,502	61,448	4.62%	0.00%	12.13%
Lord Abbett Developing Growth Class VC
2020	$44.74	8,618	$385,523	0.00%	0.00%	72.60%
2019	25.92	7,285	188,812	0.00%	0.00%	31.77%
2018	19.67	7,370	144,977	0.00%	0.00%	4.88%
2017	18.75	3,342	62,672	0.00%	0.00%	29.92%
2016	14.44	1,506	21,739	0.00%	0.00%	(2.60)%
Lord Abbett Fundamental Equity Class VC
2020	$23.41	418	$9,784	1.12%	0.00%	1.77%
2019	23.00	642	14,771	1.35%	0.00%	21.51%
2018	18.93	598	11,312	1.58%	0.00%	(8.16)%
2017	20.61	563	11,605	1.11%	0.00%	12.57%
2016	18.31	540	9,880	1.31%	0.00%	15.74%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Total Return Class VC
2020	$12.79	13,454	$172,142	2.53%	0.00%	7.43%
2019	11.91	9,622	114,601	2.58%	0.00%	8.41%
2018	10.99	9,566	105,096	3.33%	0.00%	(1.03)%
2017	11.10	9,087	100,872	2.81%	0.00%	3.86%
2016	10.69	8,983	96,004	2.66%	0.00%	4.26%
M Capital Appreciation
2020	$55.25	1,715	$94,764	0.00%	0.00%	17.73%
2019	46.93	1,875	87,982	0.34%	0.00%	28.85%
2018	36.42	1,731	63,044	0.31%	0.00%	(14.15)%
2017	42.42	1,661	70,477	0.00%	0.00%	19.02%
2016	35.64	1,502	53,546	0.00%	0.00%	21.06%
M International Equity
2020 (8)
2019 (8)
2018 (8)
2017 (8)
01/01/2016 - 05/11/2016 (8)	$10.35	—	$—	0.00%	0.00%	0.53%
M Large Cap Growth
2020	$64.08	582	$37,290	0.00%	0.00%	28.89%
2019	49.71	641	31,848	0.00%	0.00%	36.09%
2018	36.53	601	21,958	0.00%	0.00%	(4.95)%
2017	38.43	497	19,102	0.00%	0.00%	38.97%
2016	27.65	619	17,130	0.00%	0.00%	(2.32)%
M Large Cap Value
2020	$28.35	177	$5,006	1.69%	0.00%	(3.16)%
2019	29.28	282	8,249	1.77%	0.00%	21.52%
2018	24.09	288	6,949	1.44%	0.00%	(12.07)%
2017	27.40	296	8,099	0.84%	0.00%	14.99%
2016	23.83	652	15,527	1.98%	0.00%	9.64%
MFS New Discovery Series - Service Class
2020	$49.05	2,996	$146,916	0.00%	0.00%	45.58%
2019	33.69	2,916	98,232	0.00%	0.00%	41.27%
2018	23.85	4,078	97,254	0.00%	0.00%	(1.72)%
2017	24.26	2,590	62,829	0.00%	0.00%	26.33%
2016	19.21	2,591	49,762	0.00%	0.00%	8.80%
MFS Utilities Series - Service Class
2020	$24.57	5,211	$128,017	2.31%	0.00%	5.62%
2019	23.26	7,769	180,685	3.80%	0.00%	24.80%
2018	18.64	7,884	146,935	0.50%	0.00%	0.81%
2017	18.49	19,183	354,627	4.18%	0.00%	14.49%
2016	16.15	18,976	306,395	3.67%	0.00%	11.24%
MFS Value Series - Service Class
2020	$15.56	1,344	$20,901	0.75%	0.00%	3.22%
2019	15.07	2,614	39,391	1.94%	0.00%	29.51%
2018	11.64	2,313	26,913	1.33%	0.00%	(10.36)%
2017	12.98	1,962	25,462	1.77%	0.00%	17.35%
03/18/2016 - 12/31/2016	11.06	1,630	18,030	2.18%	0.00%	11.50%
Neuberger Berman Sustainable Equity Class I (5)
12/28/2020 - 12/31/2020	$24.49	7	$171	0.00%	0.00%	0.79%
PIMCO Global Managed Asset Allocation - Advisor Class
2020	$14.59	7,633	$111,361	7.83%	0.00%	16.71%
2019	12.50	7,775	97,197	2.08%	0.00%	16.96%
2018	10.69	7,944	84,905	1.60%	0.00%	(5.61)%
2017	11.32	8,118	91,923	2.14%	0.00%	13.99%
2016	9.93	8,296	82,408	2.37%	0.00%	3.92%
PIMCO Income - Administrative Class
2020	$11.68	252	$2,939	4.60%	0.00%	6.52%
07/25/2019 - 12/31/2019	10.97	222	2,433	3.47%	0.00%	1.90%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Royce Micro-Cap Service Class
2020	$18.56	1,017	$18,867	0.00%	0.00%	23.55%
2019	15.02	1,251	18,783	0.00%	0.00%	19.24%
2018	12.60	1,044	13,145	0.00%	0.00%	(9.29)%
2017	13.88	78	1,082	0.79%	0.00%	5.02%
2016	13.22	39	522	0.67%	0.00%	19.37%
State Street Total Return V.I.S. Class 3
2020	$19.18	198	$3,803	1.15%	0.00%	6.14%
2019	18.07	612	11,059	2.15%	0.00%	15.57%
2018	15.64	582	9,100	1.97%	0.00%	(6.61)%
2017	16.74	555	9,292	1.81%	0.00%	15.26%
2016	14.53	520	7,560	1.70%	0.00%	6.08%
T. Rowe Price Blue Chip Growth - II
2020	$56.25	20,683	$1,163,395	0.00%	0.00%	33.92%
2019	42.00	17,174	721,369	0.00%	0.00%	29.58%
2018	32.42	17,911	580,607	0.00%	0.00%	1.65%
2017	31.89	18,346	585,035	0.00%	0.00%	35.83%
2016	23.48	17,109	401,678	0.00%	0.00%	0.54%
T. Rowe Price Equity Income - II
2020	$26.21	13,340	$349,597	2.10%	0.00%	0.96%
2019	25.96	13,682	355,163	2.02%	0.00%	26.04%
2018	20.60	15,705	323,455	1.71%	0.00%	(9.69)%
2017	22.81	19,744	450,265	1.55%	0.00%	15.73%
2016	19.71	19,250	379,350	2.12%	0.00%	18.85%
VanEck VIP Global Hard Assets Initial Class
2020	$16.67	23,711	$395,358	0.96%	0.00%	19.11%
2019	14.00	23,011	322,120	0.00%	0.00%	11.87%
2018	12.51	22,468	281,143	0.00%	0.00%	(28.28)%
2017	17.45	24,411	425,888	0.00%	0.00%	(1.70)%
2016	17.75	11,822	209,820	0.56%	0.00%	43.71%

(1)    The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)    There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)    Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)    The annualized investment income ratio for the BlackRock 60/40 Target Allocation ETF V.I. Class I Variable Account was 348.20%. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2019.

(5)    Operations commenced or resumed during 2020 (See Note 1 in Notes to Financial Statements).

(6)    The annualized investment income ratio for the Lazard Retirement Global Dynamic Multi-Asset Service Shares Variable Account was 26.88%. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2018.

(7)    All units were fully redeemed or transferred prior to December 31, 2020. The AUV is as of the period ended as indicated.

(8)    There has been no activity in the M International Equity Variable Account since May 11, 2016.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2020, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations as of December 31, 2020 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following three Variable Accounts changed names during 2020:

Current Variable Account Names	Former Variable Account Names
Small-Cap Growth Class I	Developing Growth Class I
Value Class I	Comstock Class I
PIMCO Global Managed Asset Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class

The BNY Mellon VIF Appreciation Service Shares and Neuberger Berman Sustainable Equity Class I Variable Accounts commenced or resumed operations on November 9, 2020 and December 28, 2020, respectively. The units in the Western Asset Variable Global High Yield Bond - Class II Variable Account were fully redeemed or transferred prior to December 31, 2020.

On April 30, 2020, the Inflation Strategy Class I and Currency Strategies Class I Variable Accounts were liquidated.  Any units that remained in each of these two Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these two Variable Accounts were liquidated prior to December 31, 2020, no other information for these Variable Accounts are included in this annual report.

On March 15, 2019, the net assets of the Pacific Select Fund’s Floating Rate Loan Portfolio Class I, the underlying Portfolio for the Floating Rate Loan Class I Variable Account, were transferred to the Pacific Select Fund Floating Rate Income Portfolio Class I, the underlying Portfolio for the Floating Rate Income Class I Variable Account through a reorganization (the “2019 Reorganization”). In connection with the 2019 Reorganization, any units that remained in the Floating Rate Loan Class I Variable Account after the close of business on March 15, 2019 were transferred to the Floating Rate Income Class I Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on March 15, 2019. The Floating Rate Loan Class I Variable Account is not included in this annual report.

On April 30, 2019, the Global Absolute Return Class I Variable Account was liquidated. On October 30, 2019, the Equity Long/Short Class I Variable Account was liquidated.  Any units that remained in each of these two Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these two Variable Accounts were liquidated prior to December 31, 2019, no other information for these Variable Accounts are included in this annual report.

On December 27, 2019, the Lazard Retirement US Equity Select Service Shares Variable Account was liquidated. Any units that remained in the Variable Account after the close of business on the liquidation date were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfer was based on the applicable Variable Accounts’ accumulation unit value and the relative net asset value of the Portfolio as of the close of the business of the liquidation date. Because the Variable Account was liquidated prior to December 31, 2019, no other information for this Variable Account is included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of PL&A.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of PL&A, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2020.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated, resulting in PL&A paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year or period ended December 31, 2020, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2020, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2020 and 2019 were as follows:

	2020			2019
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	85	(87)	(2)	32	—	32
Diversified Bond Class I	2,949	(4,069)	(1,120)	4,151	(581)	3,570
Floating Rate Income Class I	304	(328)	(24)	7,989	(297)	7,692
High Yield Bond Class I	2,524	(921)	1,603	861	(2,359)	(1,498)
Inflation Managed Class I	2,901	(3,635)	(734)	2,637	(5,500)	(2,863)
Managed Bond Class I	5,906	(6,235)	(329)	3,698	(8,954)	(5,256)
Short Duration Bond Class I	3,112	(4,634)	(1,522)	1,616	(5,648)	(4,032)
Emerging Markets Debt Class I	284	(229)	55	442	(635)	(193)
Dividend Growth Class I	1,566	(1,289)	277	825	(1,362)	(537)
Equity Index Class I	9,749	(8,340)	1,409	6,392	(7,073)	(681)
Focused Growth Class I	223	(456)	(233)	162	(375)	(213)
Growth Class I	3,386	(2,397)	989	1,336	(2,593)	(1,257)
Large-Cap Growth Class I	2,015	(4,791)	(2,776)	2,162	(5,896)	(3,734)
Large-Cap Value Class I	5,058	(3,459)	1,599	1,695	(4,793)	(3,098)
Main Street Core Class I	1,595	(4,899)	(3,304)	1,680	(3,694)	(2,014)
Mid-Cap Equity Class I	2,599	(2,563)	36	1,438	(2,544)	(1,106)
Mid-Cap Growth Class I	1,377	(3,034)	(1,657)	842	(2,320)	(1,478)
Mid-Cap Value Class I	120	(835)	(715)	155	(367)	(212)
Small-Cap Equity Class I	1,020	(1,681)	(661)	730	(844)	(114)
Small-Cap Growth Class I	16	(1,650)	(1,634)	—	(536)	(536)
Small-Cap Index Class I	2,947	(2,154)	793	1,451	(2,285)	(834)
Small-Cap Value Class I	1,421	(3,764)	(2,343)	774	(1,661)	(887)
Value Class I	1,659	(1,730)	(71)	921	(1,921)	(1,000)
Value Advantage Class I	44	(112)	(68)	51	(101)	(50)
Emerging Markets Class I	1,308	(1,803)	(495)	907	(1,423)	(516)
International Large-Cap Class I	4,737	(4,285)	452	2,305	(5,064)	(2,759)
International Small-Cap Class I	700	(1,628)	(928)	1,100	(824)	276
International Value Class I	10,324	(8,607)	1,717	8,941	(7,422)	1,519
Health Sciences Class I	893	(1,256)	(363)	972	(1,166)	(194)
Real Estate Class I	1,911	(2,073)	(162)	812	(1,339)	(527)
Technology Class I	6,230	(5,157)	1,073	1,145	(1,819)	(674)
PSF DFA Balanced Allocation Class D	—	—	—	—	—	—

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2020			2019
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pacific Dynamix - Conservative Growth Class I	67	(34)	33	72	(33)	39
Pacific Dynamix - Moderate Growth Class I	258	(1,457)	(1,199)	264	(1,491)	(1,227)
Pacific Dynamix - Growth Class I	6,159	(3,076)	3,083	5,863	(5,312)	551
Portfolio Optimization Conservative Class I	34	—	34	35	(1,648)	(1,613)
Portfolio Optimization Moderate-Conservative Class I	800	(474)	326	202	(466)	(264)
Portfolio Optimization Moderate Class I	7,280	(7,622)	(342)	7,365	(10,040)	(2,675)
Portfolio Optimization Growth Class I	7,050	(13,187)	(6,137)	4,760	(24,480)	(19,720)
Portfolio Optimization Aggressive-Growth Class I	7,870	(2,532)	5,338	7,701	(8,032)	(331)
Invesco Oppenheimer V.I. Global Series II	174	(402)	(228)	329	6,367	6,696
Invesco V.I. International Growth Series II	2,870	(3,814)	(944)	922	(659)	263
American Century VP Mid Cap Value Class II	889	(219)	670	651	(353)	298
American Funds IS Asset Allocation Class 4	569	(2,857)	(2,288)	2,055	(3,200)	(1,145)
American Funds IS Growth Class 4	946	(3,472)	(2,526)	883	(3,651)	(2,768)
American Funds IS Growth-Income Class 4	894	(3,033)	(2,139)	620	(1,445)	(825)
BlackRock 60/40 Target Allocation ETF V.I. Class I	25	(29)	(4)	29	—	29
BlackRock Basic Value V.I. Class III	283	(185)	98	245	(2,436)	(2,191)
BlackRock Global Allocation V.I. Class III	3,107	(5,655)	(2,548)	3,383	(2,626)	757
BNY Mellon VIF Appreciation Service Shares	42	(1)	41
Fidelity VIP Contrafund Service Class 2	676	(1,475)	(799)	895	(3,002)	(2,107)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	27	(31)	(4)	30	(6)	24
Fidelity VIP Freedom 2020 Portfolio Service Class 2	528	(1,049)	(521)	599	(995)	(396)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	89	(85)	4	99	(38)	61
Fidelity VIP Freedom 2030 Portfolio Service Class 2	183	(149)	34	227	(88)	139
Fidelity VIP Freedom 2035 Portfolio Service Class 2	62	(141)	(79)	80	(8)	72
Fidelity VIP Freedom 2045 Portfolio Service Class 2	490	(97)	393	122	(41)	81
Fidelity VIP Government Money Market Service Class	52,463	(83,575)	(31,112)	27,435	(15,886)	11,549
Fidelity VIP Growth Service Class 2	1,367	(147)	1,220	191	(287)	(96)
Fidelity VIP Mid Cap Service Class 2	940	(879)	61	791	(2,402)	(1,611)
Fidelity VIP Value Strategies Service Class 2	95	(817)	(722)	303	(574)	(271)
Templeton Foreign VIP Class 2	104	(187)	(83)	256	(594)	(338)
Templeton Global Bond VIP Class 2	3,600	(1,326)	2,274	1,052	(658)	394
Janus Henderson Enterprise Service Shares	655	(290)	365	170	(942)	(772)
Janus Henderson Overseas Service Shares	409	(584)	(175)	996	(2,716)	(1,720)
Lazard Retirement Global Dynamic Multi-Asset Service Shares	3	(2)	1	320	(829)	(509)
ClearBridge Variable Aggressive Growth - Class II	520	(629)	(109)	628	(705)	(77)
ClearBridge Variable Mid Cap - Class II	173	(68)	105	168	(79)	89
Western Asset Variable Global High Yield Bond - Class II	245	(691)	(446)	120	(45)	75
Lord Abbett Bond Debenture Class VC	139	(1,065)	(926)	259	(388)	(129)
Lord Abbett Developing Growth Class VC	1,635	(302)	1,333	209	(294)	(85)
Lord Abbett Fundamental Equity Class VC	72	(296)	(224)	79	(35)	44
Lord Abbett Total Return Class VC	5,001	(1,169)	3,832	1,338	(1,282)	56
M Capital Appreciation	168	(328)	(160)	199	(55)	144
M Large Cap Growth	63	(122)	(59)	68	(28)	40
M Large Cap Value	—	(105)	(105)	—	(6)	(6)
MFS New Discovery Series - Service Class	215	(135)	80	248	(1,410)	(1,162)
MFS Utilities Series - Service Class	780	(3,338)	(2,558)	508	(623)	(115)
MFS Value Series - Service Class	397	(1,667)	(1,270)	502	(201)	301
Neuberger Berman Sustainable Equity Class I	7	—	7
PIMCO Global Managed Asset Allocation - Advisor Class	99	(241)	(142)	106	(275)	(169)
PIMCO Income - Administrative Class	61	(31)	30	235	(13)	222
Royce Micro-Cap Service Class	816	(1,050)	(234)	347	(140)	207
State Street Total Return V.I.S. Class 3	34	(448)	(414)	96	(66)	30
T. Rowe Price Blue Chip Growth - II	5,475	(1,966)	3,509	1,075	(1,812)	(737)
T. Rowe Price Equity Income - II	551	(893)	(342)	626	(2,649)	(2,023)
VanEck VIP Global Hard Assets Initial Class	5,103	(4,403)	700	3,540	(2,997)	543

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the “Separate Account”) comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2020, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2020, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2020, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 26, 2021

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life & Annuity Company since 2000.

APPENDIX A

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 27, 2019 (commencement of operations) through December 31, 2019
Diversified Bond Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Floating Rate Income Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
High Yield Bond Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Inflation Managed Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Managed Bond Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Short Duration Bond Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Emerging Markets Debt Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Dividend Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Equity Index Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Focused Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Large-Cap Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Large-Cap Value Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Main Street® Core Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Mid-Cap Equity Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Mid-Cap Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Mid-Cap Value Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Small-Cap Equity Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Small-Cap Growth Class I (formerly Developing Growth Class I)	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Small-Cap Index Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Small-Cap Value Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Value Class I (formerly Comstock Class I)	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Value Advantage Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018, 2017 and the period from December 8, 2016 (commencement of operations) through December 31, 2016
Emerging Markets Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
International Large-Cap Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
International Small-Cap Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
International Value Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Health Sciences Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Real Estate Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Technology Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
PSF DFA Balanced Allocation Class D	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018 and the period from November 6, 2017 (commencement of operations) through December 31, 2017
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Pacific Dynamix - Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Conservative Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Moderate Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Global Series II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Invesco V.I. International Growth Series II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
American Century VP Mid Cap Value Class II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
American Funds IS Growth Class 4	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
American Funds IS Growth-Income Class 4	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 27, 2019 (commencement of operations) through December 31, 2019
BlackRock® Basic Value V.I. Class III	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
BNY Mellon VIF Appreciation Service Shares	For the period November 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018, 2017 and the period from September 12, 2016 (commencement of operations) through December 31, 2016
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018 and the period from September 22, 2017 (commencement of operations) through December 31, 2017
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Growth Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Mid Cap Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Value Strategies Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Templeton Foreign VIP Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Templeton Global Bond VIP Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Janus Henderson Enterprise Service Shares	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Janus Henderson Overseas Service Shares	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018 and the period from February 6, 2017 (commencement of operations) through December 31, 2017
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
ClearBridge Variable Mid Cap - Class II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Western Asset Variable Global High Yield Bond - Class II	For the period January 1, 2020 through May 28, 2020	For the period January 1, 2020 through May 28, 2020 and the year ended December 31, 2019	For the period January 1, 2020 through May 28, 2020, the year ended December 31, 2019 and the period from May 14, 2018 (commencement of operations) through December 31, 2018
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lord Abbett Developing Growth Class VC	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lord Abbett Fundamental Equity Class VC	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lord Abbett Total Return Class VC	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
M Capital Appreciation	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
M International Equity	Not Applicable	Not Applicable	For the period from January 1, 2016 through May 11, 2016

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
M Large Cap Growth	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
M Large Cap Value	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
MFS® New Discovery Series - Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
MFS® Utilities Series - Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
MFS® Value Series - Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018, 2017 and the period from March 18, 2016 (commencement of operations) through December 31, 2016
Neuberger Berman Sustainable Equity Class I	For the period December 28, 2020 (commencement of operations) through December 31, 2020
PIMCO Global Managed Asset Allocation - Advisor Class (formerly PIMCO Global Multi-Asset Allocation - Advisor Class)	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
PIMCO Income - Administrative Class	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 25, 2019 (commencement of operations) through December 31, 2019
Royce Micro-Cap Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
T. Rowe Price Blue Chip Growth - II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
T. Rowe Price Equity Income - II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
VanEck VIP Global Hard Assets Initial Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020

PACIFIC LIFE & ANNUITY COMPANY

Financial Statements - Statutory Basis as of and for the

years ended December 31, 2020 and 2019,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2020,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2020

and Independent Auditors’ Report

PLA-1

INDEPENDENT AUDITORS’ REPORT

Pacific Life & Annuity Company:

We have audited the accompanying statutory basis financial statements of Pacific Life & Annuity Company (the “Company”), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2020 and 2019, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for the years then ended and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions.  Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements.  The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error.  In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

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Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Arizona Department of Insurance and Financial Institutions.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 2 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are also described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Pacific Life & Annuity Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Pacific Life & Annuity Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions as described in Note 1 to the statutory basis financial statements.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory basis financial statements as a whole.  The supplemental schedule of selected financial data as of and for the year ended December 31, 2020, and the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory basis financial statements.  These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory basis financial statements.  Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory basis financial statements or to the statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America.  In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory basis financial statements as a whole.

April 2, 2021

PLA-3

Pacific Life & Annuity Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Thousands, except share data)	2020	2019
ADMITTED ASSETS
Bonds	$4,362,159	$4,246,255
Preferred stocks	1,820	1,820
Common stocks	4,639	4,639
Mortgage loans	385,611	407,796
Cash and cash equivalents	134,568	86,772
Contract loans	8,146	8,284
Derivatives	25,071	10,127
Other invested assets	28,908	30,902
Investment income due and accrued	50,109	48,383
Net deferred tax asset	14,308	9,728
Other assets	4,060	6,648
Separate account assets	3,199,084	2,924,764

TOTAL ADMITTED ASSETS	$8,218,483	$7,786,118

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$3,602,533	$3,492,283
Liability for deposit-type contracts	861,988	816,972
Transfers to separate accounts due or accrued, net	(49,235)	(46,552)
Other liabilities	44,665	34,439
Asset valuation reserve	4,678	18,632
Separate account liabilities	3,199,084	2,924,764
TOTAL LIABILITIES	7,663,713	7,240,538
Capital and Surplus:
Common stock - $1 par value; 5 million shares authorized; 2.9 million shares issued and outstanding	2,900	2,900
Paid-in surplus	134,607	134,607
Unassigned surplus	417,263	408,073
TOTAL CAPITAL AND SURPLUS	554,770	545,580

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$8,218,483	$7,786,118

See Notes to Financial Statements - Statutory Basis

PLA-4

Pacific Life & Annuity Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Thousands)	2020	2019
REVENUES
Premiums and annuity considerations	$452,814	$566,495
Net investment income	241,295	216,776
Separate account fees	57,913	57,177
Other income	8,564	9,566
TOTAL REVENUES	760,586	850,014

BENEFITS AND EXPENSES
Current and future policy benefits	621,018	734,668
Commission expense	33,684	37,821
Operating expenses	29,345	20,817
TOTAL BENEFITS AND EXPENSES	684,047	793,306

NET GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES	76,539	56,708
Federal income tax expense	9,399	13,607

NET GAIN FROM OPERATIONS	67,140	43,101
Net realized capital losses less tax	(59,775)	(10,333)

NET INCOME	$7,365	$32,768

See Notes to Financial Statements - Statutory Basis

PLA-5

Pacific Life & Annuity Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

(In Thousands)	Common Stock	Paid-in Surplus	Unassigned Surplus	Total
BALANCES, JANUARY 1, 2019	$2,900	$134,607	$412,902	$550,409
Net income			32,768	32,768
Change in net unrealized capital losses less tax			(5,333)	(5,333)
Change in net deferred income tax			4,854	4,854
Change in nonadmitted assets			(4,179)	(4,179)
Change in asset valuation reserve			8,137	8,137
Dividend paid to parent			(41,000)	(41,000)
Other surplus transactions, net			(76)	(76)
BALANCES, DECEMBER 31, 2019	2,900	134,607	408,073	545,580
Net income			7,365	7,365
Change in net unrealized capital gains less tax			9,913	9,913
Change in net deferred income tax			3,223	3,223
Change in nonadmitted assets			1,360	1,360
Change in reserve on account of change in valuation basis			13,565	13,565
Change in asset valuation reserve			13,954	13,954
Dividend paid to parent			(40,000)	(40,000)
Other surplus transactions, net			(190)	(190)
BALANCES, DECEMBER 31, 2020	$2,900	$134,607	$417,263	$554,770

See Notes to Financial Statements - Statutory Basis

PLA-6

Pacific Life & Annuity Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Thousands)	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$452,806	$566,439
Net investment income	237,736	214,037
Other income	66,481	66,752
Benefits and loss related payments	(504,585)	(555,289)
Net transfers from separate accounts	38,199	148,570
Commissions, expenses paid and other deductions	(53,155)	(58,994)
Federal income taxes paid	(7,389)	(14,405)
NET CASH PROVIDED BY OPERATING ACTIVITIES	230,093	367,110

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	268,294	299,708
Stocks	—	23
Mortgage loans	22,365	57,477
Other invested assets	988	2,316
Miscellaneous proceeds	19,017	1,858
Cost of investments acquired
Bonds	(381,424)	(644,568)
Mortgage loans	—	(29,963)
Other invested assets	(151)	—
Miscellaneous applications	(81,483)	(21,912)
Net (increase) decrease in contract loans	134	(105)
NET CASH USED IN INVESTING ACTIVITIES	(152,260)	(335,166)

CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	11,931	35,636
Dividend paid to parent	(40,000)	(41,000)
Other cash provided (applied)	(1,968)	1,858
NET CASH USED IN FINANCING AND MISCELLANEOUS ACTIVITIES	(30,037)	(3,506)

Net change in cash and cash equivalents	47,796	28,438
Cash and cash equivalents, beginning of year	86,772	58,334

CASH AND CASH EQUIVALENTS, END OF YEAR	$134,568	$86,772
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS
Bonds disposed and acquired	$80,985	$122,094

See Notes to Financial Statements - Statutory Basis

PLA-7

Pacific Life & Annuity Company

NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS

1.                          NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life & Annuity Company (PL&A or the Company) is a stock life insurance company domiciled in the State of Arizona and a wholly owned subsidiary of Pacific Life Insurance Company (Pacific Life).  The Company markets and distributes life insurance and annuities.  The Company is licensed to sell certain of its products in the state of New York.

The top geographic locations in the United States for statutory premiums and annuity considerations, and deposits were New York and Colorado representing 61% and 30%, respectively, of total statutory premiums and annuity considerations, and deposits for the year ended December 31, 2020.  No other jurisdiction accounted for more than 5% of the total.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions (AZ DIFI), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (U.S. GAAP).  The AZ DIFI has adopted the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP), subject to any deviations prescribed or permitted by the AZ DIFI, of which there were none.

NAIC SAP differs in certain respects, which in some cases are material, from U.S. GAAP (Note 2).

The transactions with related parties may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as a stand-alone entity.

Certain reclassifications have been made to the 2019 financial statements - statutory basis to conform to the 2020 financial statement - statutory basis presentation.

The Company has evaluated events subsequent to December 31, 2020 through the date the financial statements - statutory basis were available to be issued.  Economic and capital market uncertainties have arisen as a result of the spread of COVID-19. The impact of COVID-19 on the Company is constantly evolving and its future effects are uncertain. It is not possible to estimate the ultimate impacts the COVID-19 pandemic may have on the global economy, markets or our business. Interest rates and equity market levels have had the most significant effect on the Company’s financial statements. COVID-19 related claims have been minor for the year ended December 31, 2020. The Company continues to actively monitor direct and indirect impacts of the pandemic on its financial statements, especially in relation to claims and the investments portfolio.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities.  It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

Effective January 1, 2017, the Statement of Statutory Accounting Principles (SSAP) No. 51R, Life Contracts, was issued which made substantive revisions to SSAP No. 51 to reference the Valuation Manual as part of Principle-Based Reserve (PBR) implementation.  For life insurance policies issued during 2017-2019, the Valuation Manual did not require companies to update their reserve methodologies during the first three years following the operative date of the Valuation Manual. The Company implemented PBR for all life insurance policies and business issued in 2020.  The Company implemented PBR for all life insurance policies issued in 2020. The Company did not implement PBR for life insurance policies issued during 2017-2019.

PLA-8

Additionally, variable annuity contracts are subject to Actuarial Guideline 43 (AG43) and the Valuation Manual section VM-21 (VM-21).  As a result of updates to AG43 and VM-21, effective January 1, 2020, for all variable annuity contracts, $13.6 million of reserves were released with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis on the statements of capital and surplus - statutory basis.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method.  Bonds, including loan-backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar.  All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax.  The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment.  The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI.  The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, or interest rate related including spread widening); the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis; and the performance of the security’s underlying collateral and projected future cash flows.  In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired.  The Company records an OTTI to fair value for common stock, preferred stock, and bonds, except for LBASS, which are written down to the present value of cash flows expected to be collected, discounted at the security’s effective interest rate.  The Company records an OTTI to fair value for any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss.  The Company records OTTI in net realized capital losses less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses.  Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued.  The Company generally recognizes interest income on its impaired loans upon receipt.  As of December 31, 2020 and 2019, no loans were considered impaired.  No mortgage loans were derecognized as a result of foreclosure during the years ended December 31, 2020 and 2019.

Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

PLA-9

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.  Other invested assets primarily consist of investments in joint ventures, partnerships and limited liability companies, including affiliated companies, as well as those in which the Company has minor ownership interests.  An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment.  The investment is written down to fair value as the new cost basis and the OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting, as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship.  At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item.  The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements in a manner consistent with the hedged asset or liability (amortized cost or fair value).  Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax and any change in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position.  If the carrying value of the derivative is positive, the amount is recorded in derivatives.  If the carrying value of the derivative is negative, the amount is recorded in other liabilities.  The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets.  The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the Interest Maintenance Reserve (IMR).  Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year.  Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items.  Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments.  Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus.  The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments.  These capital gains and losses are amortized into net investment income over the remaining life of the investment sold.  The IMR of $5.7 million and $5.4 million is included in other liabilities as of December 31, 2020 and 2019, respectively.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives.  Interest income for bonds is recognized on an accrual basis.  Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date.  Amortization and accretion are determined by the effective interest method based on estimated principal repayments.  Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due

PLA-10

and accrued is uncollectible.  Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued with amounts over 90 days past due is nonadmitted.

Realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners’ Reserve Valuation Method (CRVM), or other modified reserve methods.  Interest rate assumptions ranged from 2.00% to 4.50%.  Reserves for individual variable annuities are held in accordance with VM-21.  Reserves for individual fixed annuities are maintained using the Commissioners’ Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest ranging from 1.00% to 6.50%.  Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest ranging from 1.90% to 3.00%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid.  An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves.  All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the summary of operations when earned under the terms of the contract.  Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability.  Interest rates credited ranged primarily from 1.50% to 6.50%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves.  These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks and provide additional capacity for growth.  As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners.  To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable.  Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded, included in other income, relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements.  The amounts included in revenue adjustments on reinsurance ceded primarily represents ceded current and future policy benefits, net investment income and net realized capital gains (losses) less tax, related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

PLA-11

For the years ended December 31, 2020 and 2019, individual life and annuity premiums assumed were an immaterial amount, and premiums ceded were $3.7 million and $3.6 million, respectively.  As of December 31, 2020 and 2019, reserve credits recorded on ceded reinsurance were $8.2 million and $8.8 million, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was  $1.8 million as of December 31, 2020.

The Company has ceded reinsurance contracts in place with a reinsurer whose financial stability has deteriorated. In March 2019, the reinsurer’s domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer. As of December 31, 2020, the Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company’s financial statements - statutory basis.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of Pacific Mutual Holding Company (PMHC), the Company’s ultimate parent.  In addition to the Company, included in PMHC’s consolidated return are the following entities:  Pacific LifeCorp, Pacific Life, Pacific Alliance Reinsurance Company of Vermont, Pacific Baleine Reinsurance Company, Pacific Life Fund Advisors LLC (PLFA), Pacific Annuity Reinsurance Company, Pacific Life Re Global Limited (formerly known as Pacific Life Reinsurance (Barbados) Ltd.), and Pacific Life Reinsurance Company II Ltd.

The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received.  If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and life contracts.  Separate account assets and liabilities are recorded at fair value and represent legally segregated contract holder funds.  A separate account liability is recorded at an amount equal to the separate account asset.  The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets.  Amounts charged to the separate account for mortality, surrender and expense charges are included in separate account fees in other income.

The Company’s separate accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

Separate account assets are primarily invested in mutual funds, but are also invested in hedge funds.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums.  The adequacy of a company’s actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models.  Companies below minimum risk-based capital requirements are

PLA-12

classified within certain levels, each of which requires specified corrective action.  As of December 31, 2020 and 2019, the Company exceeded the minimum risk-based capital requirements.

2.                          COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting.  U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the AZ DIFI, which is a comprehensive basis of accounting other than U.S. GAAP.  NAIC SAP primarily differs from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

PLA-13

3.                          INVESTMENTS

BONDS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value and net unrealized gains of bonds and cash equivalents are shown below.  Cash equivalents as of December 31, 2020 and 2019 were $125.5 million and $68.5 million, respectively.  See Note 4 for information on the Company’s fair value measurements.

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains
	(In Thousands)
December 31, 2020:
U.S. Government	$9,093	$9,909	$816
All other governments	29,510	35,958	6,448
U.S. states, territories and possessions	8,807	10,651	1,844
U.S. political subdivisions of states, territories and possessions	58,192	72,241	14,049
U.S. special revenue and special assessment obligations	282,458	388,715	106,257
Industrial and miscellaneous	3,839,598	4,662,548	822,950
LBASS:
Residential mortgage-backed securities (RMBS)	105,675	111,620	5,945
Commercial mortgage-backed securities (CMBS)	61,161	63,998	2,837
Other	93,175	100,743	7,568
Total	$4,487,669	$5,456,383	$968,714

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains
	(In Thousands)
December 31, 2019:
U.S. Government	$9,082	$9,484	$402
All other governments	29,523	33,669	4,146
U.S. political subdivisions of states, territories and possessions	58,201	68,507	10,306
U.S. special revenue and special assessment obligations	248,301	332,285	83,984
Industrial and miscellaneous	3,620,918	4,146,702	525,784
LBASS:
RMBS	182,326	188,331	6,005
CMBS	60,404	63,279	2,875
Other	106,045	111,988	5,943
Total	$4,314,800	$4,954,245	$639,445

PLA-14

The book/adjusted carrying value and fair value of bonds and cash equivalents as of December 31, 2020, by contractual repayment date of principal, are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Due in one year or less	$223,927	$226,849
Due after one year through five years	561,912	612,048
Due after five years through ten years	1,230,646	1,415,867
Due after ten years	2,211,173	2,925,258
	4,227,658	5,180,022
LBASS	260,011	276,361
Total	$4,487,669	$5,456,383

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
December 31, 2020:
U.S. special revenue and special assessment obligations			$7,564	$732	$7,564	$732
Industrial and miscellaneous	$26,640	$1,390	25,260	2,861	51,900	4,251
LBASS:
RMBS	9,043	43	2,887	100	11,930	143
CMBS	29,216	758			29,216	758
Other	3,013	1			3,013	1
Total	$67,912	$2,192	$35,711	$3,693	$103,623	$5,885

December 31, 2019:
U.S. special revenue and special assessment obligations			$8,388	$208	$8,388	$208
Industrial and miscellaneous	$30,715	$245	57,469	2,733	88,184	2,978
LBASS:
RMBS	27,706	97	16,898	197	44,604	294
Other	11,584	67	1,318	3	12,902	70
Total	$70,005	$409	$84,073	$3,141	$154,078	$3,550

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary.  The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The Company received prepayment penalties and acceleration of fees of $2.8 million and $3.2 million from 22 securities for the years ended December 31, 2020 and 2019, respectively.

PLA-15

The Company does not have any securities lending transactions and did not have any reverse repurchase agreement transactions accounted for as secured borrowings as of December 31, 2020 and 2019.

Bonds with a book/adjusted carrying value of $6.1 million as of December 31, 2020 and 2019 were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The table below summarizes the OTTI by security type:

	Years Ended December 31,
	2020	2019
	(In Thousands)
Bonds:
Industrial and miscellaneous		$476
Total OTTI	—	$476

No OTTI was recognized on LBASS during the years ended December 31, 2020 and 2019 due to intent to sell or inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

The Company has not recognized any OTTI on its loan-backed securities based on cash flow analysis during the years ended December 31, 2020 and 2019.

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest.  The following table presents the number of investments, the book/adjusted carrying value, and the fair value for bonds with an NAIC 5GI designation:

	December 31, 2020			December 31, 2019
	Number	Book/Adjusted Carrying Value	Fair Value	Number	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)				(In Thousands)
U.S. special revenue and special assessment obligations	2	$8,296	$7,564	2	$8,596	$8,388
Total	2	$8,296	$7,564	2	$8,596	$8,388

Proceeds, gross gains and gross losses recognized on sales of bonds were $37.9 million, $1.9 million and $0.1 million, respectively, for the year ended December 31, 2020.  Proceeds, gross gains and gross losses recognized on sales of bonds were $65.0 million, $1.1 million and $0.2 million, respectively, for the year ended December 31, 2019.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2020:
Commercial	NA	NA

Year Ended December 31, 2019:
Commercial	4.25%	4.25%

There were no new mortgage loan investments during 2020.

PLA-16

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 69%.

The age analysis of mortgage loans by type in which the insurer is a participate or co-lender in a mortgage loan agreement is as follows:

	Commercial	Mezzanine	Total
December 31, 2020:	(In Thousands)
Current	$358,940	$26,671	$385,611

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$42,399	$26,671	$69,070

	Commercial	Mezzanine	Total
December 31, 2019:	(In Thousands)
Current	$381,135	$26,662	$407,797

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$43,649	$26,662	$70,311

(1)                     Excluded from commercial amounts are mortgage loan participations where the sole participants are the Company and Pacific

Life were $316.5 million and $337.5 million as of December 31, 2020 and 2019, respectively.

The Company’s mortgage loans primarily finance various types of properties throughout the U.S. and Canada.  The geographic distributions of the mortgage loans book/adjusted carrying value were as follows:

	December 31,
	2020	2019
	(In Thousands)
California	$102,935	$104,637
Illinois	59,875	59,898
Texas	48,419	49,774
Georgia	35,037	36,085
Washington	32,852	33,593
Massachusetts	32,744	33,321
New York	26,671	26,662
District of Columbia	24,992	41,186
North Carolina	9,955	10,000
Virginia	8,755	8,915
Other	3,376	3,725
Total	$385,611	$407,796

PLA-17

As of December 31, 2020 and 2019, the carrying value and percentage of total mortgage loans for the largest single loan in each of the above states is as follows:

	December 31,
	2020		2019
	($ In Thousands)
Illinois	$39,899	10%	$39,919	10%
Georgia	35,037	9%	36,085	9%
Washington	32,852	9%	33,593	8%
Massachusetts	32,744	8%	33,321	8%
California	28,897	7%	29,662	7%
New York	26,671	7%	26,662	7%
Texas	19,084	5%	19,452	5%
District of Columbia	15,000	4%	16,193	4%
North Carolina	9,955	3%	10,000	2%
Virginia	8,755	2%	8,915	2%

These loans are secured by a variety of property types, including office buildings, retail, apartments and lodging.

The Company did not have mortgage loans that were impaired or in nonaccrual status and did not recognize any interest income on mortgage loans using the cash-basis of accounting during 2020 or 2019.

As of December 31, 2020 and 2019, the Company recognized in net investment income prepayment income of $2.5 million and $1.4 million, respectively, for early pay off mortgage loans.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance.  Collateral performance includes a review of the most recent collateral inspection reports and financial statements.  Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV).  The DCR compares the collateral’s net operating income to its debt service payments.  DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments.  A larger DCR indicates a greater excess of net operating income over the debt service.  The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage.  LTVs greater than 100% indicate that the loan amount exceeds the collateral value.  A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels:  Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern.  Loans in the No Credit Concern category are performing and no issues are noted.  The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns.  The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong.  For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors.  Financial covenants may have been triggered due to declines in performance.  Credit profile and/or borrower sponsorship remain stable but require monitoring.  Near term (6 months or less) maturity requires monitoring due to negative trends.  No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.  This includes troubled debt restructures (TDR) performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or the borrower may have requested covenant relief.  Loan credit profile, borrower sponsorship and/or collateral value may have declined or given cause for concern.  Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.  Likelihood for TDR, impairment and loss is increased.  This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

PLA-18

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist.  Borrower may have asked for modification of loan terms.  Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative.  Impairment loss is possible depending on current fair market value of the collateral.  This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

As of December 31, 2020 and 2019, the Company had no loans classified as Level 2 or 3.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored weekly.  Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired.  A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

The Company is working with borrowers who are experiencing financial difficulty as a direct result of the COVID-19 pandemic. When necessary, the Company is providing loan modifications to assist borrowers with their present circumstance. These loans are accruing interest and are classified as current when performing under the terms of the modified loan agreement. On April 7, 2020, a group of banking agencies issued an Interagency Statement that offers practical expedients for evaluating whether loan modifications that occur in response to COVID-19 are TDR consistent with the Coronavirus Aid, Relief and Economic Security Act (the CARES Act). The Consolidated Appropriations Act, signed into law on December 27, 2020 extended the relief offered in the CARES Act and clarified that insurance companies are covered under the CARES Act. The Company’s loan modifications will fall within the guidance of either the April 7, 2020 Interagency Statement or the CARES Act, both as adopted by the NAIC under INT 20-03, and do not qualify as TDRs. As of December 31, 2020, the Company did not have any modified mortgage loans with principal and/or interest relief as a result of the COVID-19 pandemic.

The following tables set forth mortgage loan credit levels as of December 31, 2020 and 2019 ($ In Thousands):

	December 31, 2020
	Level 1
	No Credit Concern		Minimal Credit Concern		Total
Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Office	$225,902	1.63	$8,755	1.18	$234,657	1.61
Retail	32,852	1.48	39,899	1.10	72,751	1.27
Apartment	26,640	1.45	9,334	1.19	35,974	1.38
Lodging	28,897	1.36	9,955	1.48	38,852	1.39
Golf course			3,377	(0.51)	3,377	(0.51)
Total	$314,291	1.57	$71,320	1.10	$385,611	1.48

	December 31, 2019
	Level 1
	No Credit Concern		Minimal Credit Concern		Total
Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Office	$238,055	1.83			$238,055	1.83
Retail	73,513	1.80			73,513	1.80
Apartment	52,841	1.85			52,841	1.85
Lodging	39,662	4.26			39,662	4.26
Golf course			$3,725	0.16	3,725	0.16
Total	$404,071	2.07	$3,725	0.16	$407,796	2.05

PLA-19

JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company does not have investments in joint ventures, partnerships and limited liability companies that exceed 10% of admitted assets of the Company as of December 31, 2020 and 2019.  The Company does not have impaired investments in joint ventures, partnerships and limited liability companies during the years ended December 31, 2020 and 2019, respectively.

4.                          FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1                    Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2                    Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3                    Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company’s financial instruments that are carried at fair value or net asset value (NAV) as of December 31, 2020 and 2019.

	Level 1	Level 2	Level 3	NAV	Total
	(In Thousands)
December 31, 2020:
Assets:
Common stocks:
Industrial and miscellaneous			$4,639		$4,639
Total common stocks	—	—	4,639	—	4,639

Derivatives:
Foreign currency and interest rate swaps		$15,083			15,083
Equity derivatives	$8,393		1,595		9,988
Total derivatives	8,393	15,083	1,595	—	25,071

Separate account assets (1)	3,180,187	—	—	$18,897	3,199,084
Total	$3,188,580	$15,083	$6,234	$18,897	$3,228,794

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$385			$385
Equity derivatives			$315		315
Total	$—	$385	$315	$—	$700

PLA-20

	Level 1	Level 2	Level 3	NAV	Total
	(In Thousands)
December 31, 2019:
Assets:
Common stocks:
Industrial and miscellaneous			$4,639		$4,639
Total common stocks	—	—	4,639	—	4,639

Derivatives:
Foreign currency and interest rate swaps		$6,077			6,077
Equity derivatives	$2,598		1,452		4,050
Total derivatives	2,598	6,077	1,452	—	10,127

Separate account assets (1)	2,906,490			$18,274	2,924,764
Total	$2,909,088	$6,077	$6,091	$18,274	$2,939,530

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$389			$389
Equity derivatives			$2,531		2,531
Total	$—	$389	$2,531	$—	$2,920

(1)   Separate account assets are measured at fair value. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS, PREFERRED STOCKS AND COMMON STOCKS

The fair values of bonds, preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services.  For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers, or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

PLA-21

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing.  These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets are primarily invested in mutual funds, but also include investments in hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

PLA-22

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the net asset values obtained from the fund managers. Investment strategies related to this asset class includes multi-strategy primarily invested in U.S. and international equity, fixed income, loans, real estate, derivatives, privately held companies and private partnerships. The redemption frequency is quarterly. There are no remaining lockup periods as of  December 31, 2020.  There are no unfunded commitments as of December 31, 2020.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

		Transfers	Transfers	Total Gains or (Losses)
	January 1,	into	out of	Included in	Included in			December 31,
	2020	Level 3	Level 3	Net Income	Surplus	Sales	Settlements	2020
	(In Thousands)
Common stocks	$4,639							$4,639
Derivatives, net	(1,079)			$2,142	$2,192		($1,975)	1,280
Total	$3,560	$—	$—	$2,142	$2,192	$—	($1,975)	$5,919

				Total Gains or (Losses)
	January 1, 2019	Transfers into Level 3	Transfers out of Level 3	Included in Net Income	Included in Surplus	Sales	Settlements	December 31, 2019
	(In Thousands)
Common stocks	$4,639							$4,639
Derivatives, net	2,988			$2,999	($5,812)		($1,254)	(1,079)
Total	$7,627	$—	$—	$2,999	($5,812)	$—	($1,254)	$3,560

PLA-23

The book/adjusted carrying values and fair values of the Company’s financial instruments are presented in the following table.

	December 31, 2020
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Thousands)
Assets:
Bonds	$5,330,872	$4,362,159		$5,249,447	$81,425
Preferred stocks	2,093	1,820		2,093
Common stocks	4,639	4,639			4,639
Mortgage loans	402,406	385,611			402,406
Cash and cash equivalents	134,568	134,568	$134,568
Contract loans	8,146	8,146			8,146
Derivatives, net	24,371	24,371	8,393	14,698	1,280
Other invested assets (1)	29,408	24,938		29,408
Separate account assets	3,199,084	3,199,084	3,180,187			$18,897
Liabilities:
Liability for deposit-type contracts	1,060,615	861,988			1,060,615
Separate account liability for deposit type contracts	3,256	3,256			3,256

	December 31, 2019
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Thousands)
Assets:
Bonds	$4,885,700	$4,246,255		$4,806,995	$78,705
Preferred stocks	1,988	1,820		1,988
Common stocks	4,639	4,639			4,639
Mortgage loans	443,212	407,796			443,212
Cash and cash equivalents	86,772	86,772	$86,772
Contract loans	8,284	8,284			8,284
Derivatives, net	7,207	7,207	2,598	5,688	(1,079)
Other invested assets (1)	27,496	24,937		27,496
Separate account assets	2,924,764	2,924,764	2,906,490			$18,274
Liabilities:
Liability for deposit-type contracts	931,611	816,972			931,611
Separate account liability for deposit type contracts	3,188	3,188			3,188

(1) Excludes investments accounted for under the equity method.

PLA-24

The tables above exclude the following financial instruments: investment income due and accrued and derivatives collateral receivable and payable.  The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2020 and 2019:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar yield, credit quality, property type and average maturity of the composite portfolio.

CASH AND CASH EQUIVALENTS

Cash equivalents are money market mutual funds that have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds.  The carrying value of cash approximates the fair value.

CONTRACT LOANS

The admitted value of contract loans is a reasonable estimate of their fair value because interest rates are generally variable and based on current market rates.

OTHER INVESTED ASSETS

Other invested assets consists of surplus note investments held from other insurance providers. The fair value of the surplus note investments are priced by an independent pricing service as described for bonds above.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to estimate the fair value of liability for deposit-type contracts are based on the rates currently offered for deposits of similar remaining maturities, discounted cash flow methodologies using current market risk-free interest rates and adding a spread to reflect nonperformance risk or discounted cash flow methodologies using significant unobservable inputs.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

PLA-25

5.         DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk”, and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures, and options.

Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. The Company mitigates these risks through established market and credit risk limits..

The following table summarizes the notional amount, net carrying value, and fair value of the Company’s derivative instruments by derivative type.  Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Fair Value
	(In Thousands)
December 31, 2020:
Equity total return swaps	$20,896	$(301)	$(301)
Equity futures	130,298	8,393	8,393
Equity call options	38,180	1,581	1,581
Foreign currency and interest rate swaps	184,063	14,698	14,698
Total	$373,437	$24,371	$24,371

December 31, 2019:
Equity total return swaps	$101,111	$(2,493)	$(2,493)
Equity futures	63,268	2,598	2,598
Equity call options	33,650	1,415	1,415
Foreign currency and interest rate swaps	121,378	5,687	5,687
Total	$319,407	$7,207	$7,207

Notional amount represents a standard of measurement of the volume of derivatives.  Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis.  Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

Cash collateral received from OTC counterparties was $6.3 million and $2.9 million as of December 31, 2020 and 2019, respectively.  Cash collateral pledged to OTC counterparties was zero and $2.1 million as of December 31, 2020 and 2019, respectively.

The Company is required to pledge initial margin for all futures contracts.  The amount of required margin is determined by the exchange on which it is traded.  The Company pledged cash and assets to satisfy this collateral requirement.  Cash pledged for initial margin was $8.4 million and $2.6 million as of December 31, 2020 and 2019, respectively.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options.  The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

PLA-26

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums.  These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

For the years ended December 31, 2020 and 2019, $1.5 million and $1.3 million, respectively, of option premium expense recorded in net investment income for the one-year equity call options hedging life indexed account insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company utilizes total return swaps and exchange-traded futures based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets to U.S. dollar fixed or floating rate assets. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate.  There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments that are denominated in foreign currencies. The main currency that the Company economically hedges is the Canadian dollar.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The average and ending fair value of derivatives not designated as hedging instruments are as follows:

	Average Fair Value Years Ended December 31,		Ending Fair Value as of December 31,
	2020	2019	2020	2019
	(In Thousands)
Equity futures	$13,821	$3,947	$8,393	$2,598
Foreign currency and interest rate swaps	16,307	5,112	14,698	5,687
Equity total return swaps	1,018	(1,122)	(301)	(2,493)
Equity call options			3
Total	$31,146	$7,937	$22,793	$5,792

PLA-27

The following table summarizes the net gains or (losses) recorded in realized and unrealized capital gains and losses for derivatives not designated as hedging instruments.  The amounts presented do not include the net realized and unrealized foreign currency losses for foreign currency interest rate swaps of $0.1 million and $0.2 million for the years ended December 31, 2020 and 2019, respectively.

	Years Ended
	December 31,
	2020	2019
	(In Thousands)
Equity futures	$(64,043)	$(20,929)
Equity total return swaps	2,192	(5,812)
Foreign currency and interest rate swaps	9,129	4,950
Equity call options	3
Total	$(52,719)	$(21,791)

For the years ended December 31, 2020 and 2019, net losses from periodic net settlements recorded in net investment income were $9.7 million and $12.1 million, respectively.

For equity call options with premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value, and equity call option fair value excluding impact of discounted future settled premiums (In Thousands):

Years Ending December 31:	Premium Payments Due
2021	$1,549
2022
2023
2024
2025 and thereafter
Total undiscounted future settled premium commitments	$1,549

For equity call options with premiums which are paid at the end of the derivative contract, summarized in the table below are the undiscounted future settled premium commitments, equity call option fair value, and equity call option fair value excluding impact of discounted future settled premiums (In Thousands).

	Undiscounted Future Premium Commitments	Equity Call Option Fair Value (1)	Equity Call Option Fair Value Excluding Impact of Discounted Future Settled Premiums
2019	$1,387	$1,415	$2,131
2020	1,549	1,581	2,374

(1) The derivative fair value excludes accrued premium liability of $0.8 million and $0.7 million as of December 31, 2020 and 2019, respectively.

PLA-28

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives.  The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate.  In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received.  These master netting agreements include collateral arrangements with derivative counterparties, which requires positions be marked to market and margined on a daily basis by the daily settlement of variation margin.  The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received.  The Company’s credit exposure for OTC derivatives as of December 31, 2020 was $0.6 million.  The maximum exposure to any single counterparty was $0.2 million as of December 31, 2020.  All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2020 and 2019.  The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

PLA-29

6.         INCOME TAXES

The components of net admitted deferred tax assets are as follows:

	December 31, 2020			December 31, 2019
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)			(In Thousands)
Gross deferred tax assets	$44,221	$4,589	$48,810	$39,856	$4,711	$44,567
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	44,221	4,589	48,810	39,856	4,711	44,567
Deferred tax assets nonadmitted	20,619	1,846	22,465	20,997	2,861	23,858
Net admitted deferred tax asset	23,602	2,743	26,345	18,859	1,850	20,709
Deferred tax liabilities	9,294	2,743	12,037	9,131	1,850	10,981
Net admitted deferred tax asset	$14,308	$—	$14,308	$9,728	$—	$9,728

				Change during 2020
				Ordinary	Capital	Total
				(In Thousands)
Gross deferred tax assets				$4,365	$(122)	$4,243
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets				4,365	(122)	4,243
Deferred tax assets nonadmitted				(378)	(1,015)	(1,393)
Net admitted deferred tax asset				4,743	893	5,636
Deferred tax liabilities				163	893	1,056
Net admitted deferred tax asset				$4,580	$—	$4,580

PLA-30

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2020			December 31, 2019
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)			(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	14,308		14,308	9,685	$43	9,728
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	14,308		14,308	9,685	43	9,728
Adjusted gross deferred tax assets allowed per limitation threshold			81,069			80,378
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	9,294	$2,743	12,037	9,174	1,807	10,981
Deferred tax assets admitted as the result of application of SSAP No. 101	$23,602	$2,743	$26,345	$18,859	$1,850	$20,709

				Change during 2020
				Ordinary	Capital	Total
				(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks				$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation				4,623	$(43)	4,580
Adjusted gross deferred tax assets expected to be realized following the balance sheet date				4,623	(43)	4,580
Adjusted gross deferred tax assets allowed per limitation threshold						691
Adjusted gross deferred tax assets offset by gross deferred tax liabilities				120	936	1,056
Deferred tax assets admitted as the result of application of SSAP No. 101				$4,743	$893	$5,636

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows ($ In Thousands):

	December 31,
	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	1,343%	1,347%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$540,462	$535,852

PLA-31

The impacts of tax planning strategies as of December 31, 2020 and 2019 are as follows ($ In Thousands):

	December 31, 2020
	Ordinary	Capital
Adjusted gross deferred tax assets	$44,222	$4,589
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$23,602	$2,743
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

	December 31, 2019
	Ordinary	Capital
Adjusted gross deferred tax assets	$39,856	$4,711
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$18,859	$1,850
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance as of December 31, 2020 and 2019.

Federal income taxes are as follows:

	Years Ended December 31,
	2020	2019	Change
	(In Thousands)
Federal income tax expense	$9,399	$13,607	$(4,208)
Federal income taxes on net capital gains (losses)	266	(3,169)	3,435
Federal income tax expense	$9,665	$10,438	$(773)

PLA-32

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2020	2019	Change
	(In Thousands)
Deferred tax assets:
Ordinary:
Policyholder reserves	$30,994	$28,928	$2,066
Deferred acquisition costs	10,621	10,397	224
Compensation and benefits accrual	282	262	20
Other	2,324	269	2,055
Total	44,221	39,856	4,365
Statutory valuation allowance adjustment
Nonadmitted	20,619	20,997	(378)
Admitted ordinary deferred tax assets	23,602	18,859	4,743

Capital:
Investments	4,589	4,711	(122)
Total	4,589	4,711	(122)
Statutory valuation allowance adjustment
Nonadmitted	1,846	2,861	(1,015)
Admitted capital deferred tax assets	2,743	1,850	893

Admitted deferred tax assets	26,345	20,709	5,636

Deferred tax liabilities:
Ordinary:
Investments	8,633	8,570	63
Other	661	561	100
Total	9,294	9,131	163

Capital:
Investments	2,743	1,850	893
Total	2,743	1,850	893

Deferred tax liabilities	12,037	10,981	1,056

Net admitted deferred tax assets	$14,308	$9,728	$4,580

PLA-33

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2020	2019	Change
	(In Thousands)
Total deferred tax assets	$48,810	$44,567	$4,243
Total deferred tax liabilities	12,037	10,981	1,056
Net deferred tax asset	$36,773	$33,586	3,187
Tax effect of unrealized activities			36
Change in net operating deferred income tax			$3,223

Federal income taxes are different from that which would be obtained by applying the statutory Federal income tax rate of 21% for the years ended December 31, 2020 and 2019 to income before income taxes.  The significant items causing these differences are as follows:

	Years Ended December 31,
	2020	2019
	(In Thousands)
Provision computed at statutory rate	$3,814	$9,098
Tax impact from surplus activities	2,849
Taxable derivative gain (loss)	2,030	(1,141)
DRD	(1,338)	(1,347)
Tax contingency	216	229
Distribution from affiliates	(911)
Amortization of IMR	(176)	(200)
Nontaxable investment loss		(1,043)
Other	(42)	(12)
Total statutory income tax	$6,442	$5,584

Federal income tax expense	$9,665	$10,438
Change in net deferred income taxes	(3,223)	(4,854)
Total statutory income tax	$6,442	$5,584

For the years ended December 31, 2020 and 2019, the Company had no low income housing and foreign tax credit carryforwards.

The following are estimated Federal income taxes in the current and prior years that will be available for recoupment in the event of future net losses (In Thousands).  With the enactment of the Tax Cuts and Jobs Act (the Act), ordinary losses incurred beginning January 1, 2018 and future years cannot be carried back to recoup taxes paid in prior years.

	Ordinary	Capital
2020 estimated		$267
2019		7
2018

The Company had no tax contingencies computed in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets during the years ended December 31, 2020 and 2019.  The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months of December 31, 2020.

PLA-34

The Company’s policy is to recognize interest expense and penalties related to tax contingencies as a component of Federal and foreign income taxes.  No interest and penalties were recorded in Federal and foreign income taxes for the years ended December 31, 2020 and 2019.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions.  PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2016, and will begin the examination of tax years 2017 and 2018 in the first quarter of 2021. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under appeals. The Company does not expect the current Federal and California audits to result in any material assessments.

7.         CAPITAL AND SURPLUS

The Company has 5 million shares of common stock authorized of which 2.9 million shares are issued and outstanding with a par value of $1.00 per share. There is only one class of shares.

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to its parent is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the AZ DIFI for the declaration and payment of any dividend and (ii) approval by the AZ DIFI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2020 statutory results, the Company could pay $42 million in dividends to Pacific Life in 2021 without prior regulatory approval, subject to the notification requirement.  During the years ended December 31, 2020 and 2019, PL&A paid ordinary dividends to Pacific Life of $40 million and $41 million, respectively.  Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized gains, net as of December 31, 2020 and 2019 was $11.8 million and $1.8 million, respectively.

8.         RELATED PARTY TRANSACTIONS

Pacific Life provides general administrative and investment management services to the Company under an administrative services agreement and product contract services relating to the Company’s variable universal life insurance, other life insurance, variable annuities and investment management products under a separate services agreement.  Amounts charged by Pacific Life to the Company for these services were $19.9 million and $21.2 million for the years ended December 31, 2020 and 2019, respectively, and are primarily included in operating expenses.

PLFA is the investment adviser for the Pacific Select Fund (PSF), the investment vehicle provided to Pacific Life and the Company’s variable life insurance policyholders and variable annuity contract owners.  PLFA is owned 99% by Pacific Life and 1% by the Company.  Distributions to the Company from PLFA, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared, to the extent they are not in excess of undistributed accumulated earnings.  Distributions from PLFA to the Company included in net investment income for the years ended December 31, 2020 and 2019 were $4.3 million and $5.0 million, respectively.  Any undistributed net revenue and expense, net of tax, is recorded directly to unassigned surplus.

PLA-35

Pacific Select Distributors, LLC (PSD), a wholly-owned broker-dealer subsidiary of Pacific Life, serves as the distributor of variable life and annuity contracts issued by the Company and Pacific Life (Variable Products). In connection with PSD’s distribution of Variable Products, the Company incurred commission expense of $28.4 million and $25.2 million during the years ended December 31, 2020 and 2019, respectively.   A service plan was adopted by the Pacific Select Fund whereby Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured to or for shareholders of the fund or their variable contract owners.  These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $3.6 million and $3.7 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2020 and 2019, respectively.

As of December 31, 2020, the Company reported $204 thousand and $325 thousand as amounts due from Pacific Life, and other affiliated companies, respectively.  As of December 31, 2019, the Company reported $614 thousand and $275 thousand as amounts due from Pacific Life, and other affiliated companies, respectively.  The Company reported $1.4 million and $5.1 million due to Pacific Life as of December 31, 2020 and 2019, respectively.  The Company reported no amounts due to other affiliated companies as of December 31, 2020 and 2019.  It is the Company’s policy to settle these amounts no later than 90 days after the due date.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company.  Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with insurance contract values of $1,901.6 million and $1,867.3 million as of December 31, 2020 and 2019, respectively.  Related to these contracts, the Company received $62.9 million and $89.7 million of premium and annuity considerations and paid $118.4 million and $116.8 million of current and future policy benefits for the years ended December 31, 2020 and 2019, respectively.  In addition, included in the liability for deposit-type contracts are contracts with the affiliated assignment company of $830.2 million and $783.1 million as of December 31, 2020 and 2019, respectively.

9.         RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

For policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2020 and 2019, the Company had $313.0 million and $307.3 million, respectively, of insurance in force for which gross premiums were less than net premiums according to the valuation standard set by the State of Arizona.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

Other reserve changes are comprised of changes in separate account fair values, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, and change in CRVM expense allowance.  As of December 31, 2020 and 2019, other reserve changes were ($3.0) million and ($1.5) million, respectively.

PLA-36

10.      ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities and deposit-type contracts.

Individual Annuities:

	December 31, 2020
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$88,260		$88,260	1%
At book value less current surrender charge of 5% or more (1)	563,162		563,162	9%
At fair value		$2,998,968	2,998,968	46%
Total with market value adjustment or at fair value	651,422	2,998,968	3,650,390	56%
At book value without adjustment	745,693		745,693	12%
Not subject to discretionary withdrawal	2,098,661	396	2,099,057	32%
Total	$3,495,776	$2,999,364	$6,495,140	100%

Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$214,638	$—	$214,638

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:

	December 31, 2020
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Thousands)
Not subject to discretionary withdrawal	$33,384		$33,384	100%
Total	$33,384	$—	$33,384	100%

Deposit-type Contracts:

	December 31, 2020
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$8,232		$8,232	1%
At fair value		$3,256	3,256	—%
Total with market value adjustment or at fair value	8,232	3,256	11,488	1%
Not subject to discretionary withdrawal	853,756		853,756	99%
Total	$861,988	$3,256	$865,244	100%

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Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2020
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$96,492		$96,492	1%
At book value less current surrender charge of 5% or more	563,162		563,162	8%
At fair value		$3,002,224	3,002,224	41%
Total with market value adjustment or at fair value	659,654	3,002,224	3,661,878	50%
At book value without adjustment	745,693		745,693	10%
Not subject to discretionary withdrawal	2,985,801	396	2,986,197	40%
Total	$4,391,148	$3,002,620	$7,393,768	100%

Total Individual Annuities and Deposit-Type Contracts:

	December 31, 2019
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total
	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$99,450		$99,450	2%
At book value less current surrender charge of 5% or more	447,588		447,588	6%
At fair value	2,599	$2,738,499	2,741,098	39%
Total with market value adjustment or at fair value	549,637	2,738,499	3,288,136	47%
At book value without adjustment	798,743		798,743	11%
Not subject to discretionary withdrawal	2,889,175	173	2,889,348	42%
Total	$4,237,555	$2,738,672	$6,976,227	100%

The following information is obtained from the applicable exhibit in the Company’s Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the AZ DIFI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2020	2019
	(In Thousands)
Annual Statement:
Annuities	$3,529,160	$3,420,583
Deposit-type contracts	861,988	816,972
Total	4,391,148	4,237,555
Separate Accounts Annual Statement:
Annuities	2,999,364	2,735,484
Other contract deposit funds	3,256	3,188
Combined total	$7,393,768	$6,976,227

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11.      ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves as of December 31, 2020 and 2019:

	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Thousands)
December 31, 2020
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life with secondary guarantees	$9,204	$8,709	$9,143
Indexed universal life with secondary guarantees	43,971	41,966	44,174
Other permanent cash value life insurance	6,829	6,696	7,211
Variable universal life	9,051	8,893	9,043	$146,396	$146,300	$146,300

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			4,210
Disability - active lives (1)			35
Disability - disabled lives			6,585
Miscellaneous reserves			1,181
Total (direct + assumed)	69,055	66,264	81,582	146,396	146,300	146,300
Reinsurance ceded			8,210
Total (net)	$69,055	$66,264	$73,372	$146,396	$146,300	$146,300

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

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	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Thousands)
December 31, 2019
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life with secondary guarantees	$10,927	$10,339	$10,753
Indexed universal life with secondary guarantees	38,345	37,697	39,466
Other permanent cash value life insurance	7,931	7,517	8,006
Variable universal life	10,147	9,971	10,126	$136,410	$136,221	$136,221

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			3,693
Disability - active lives			32
Disability - disabled lives			7,109
Miscellaneous reserves			1,307
Total (direct + assumed)	67,350	65,524	80,492	136,410	136,221	136,221
Reinsurance ceded			8,791
Total (net)	$67,350	$65,524	$71,701	$136,410	$136,221	$136,221

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health and separate accounts annual statements.

	December 31,
	2020	2019
	(In Thousands)
Annual Statement:
Life insurance section	$72,019	$70,238
Disability - active lives section	14	12
Disabled lives section	165	156
Miscellaneous section	1,174	1,295
Subtotal	73,372	71,701

Separate Accounts Annual Statement:
Life insurance section	146,300	136,221
Combined total	$219,672	$207,922

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12.      PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2020		December 31, 2019
		Net of		Net of
	Gross	Loading	Gross	Loading
	(In Thousands)
Ordinary new business			$10	$5
Ordinary renewal	$127	$126	108	107
Total	$127	$126	$118	$112

13.      SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business.  As of December 31, 2020, the Company reported assets and liabilities from the following product lines in separate accounts:

•                  Variable annuities

•                  Variable universal life

In accordance with the products recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2020 and 2019, the Company’s Separate Accounts Annual Statement included legally insulated assets of $3,199.1 million and $2,924.8 million, respectively.  The assets legally insulated and not legally insulated from the general account as of December 31, 2020 are attributed to the following products (In Thousands):

	Separate Account Assets	Separate Account Assets
Product	Legally Insulated	Not Legally Insulated
Variable annuities	$3,052,687
Variable universal life	146,397
Total	$3,199,084	$—

In accordance with the products recorded within the Separate Account, some Separate Account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the general account for the risk taken, the separate accounts paid risk charges for the years ended December 31, 2020, 2019, 2018, 2017, and 2016 of $16.7 million, $16.7 million, $17.4 million, $17.9 million, and $17.2 million, respectively.

For the years ended December 31, 2020 and 2019, the Company’s general account paid $0.1 million for separate account guarantees.

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Information regarding the Company’s separate accounts without guarantees is as follows:

	Years Ended December 31,
	2020	2019
	(In Thousands)
Premiums, considerations or deposits	$238,542	$181,639

	December 31,
	2020	2019
	(In Thousands)
Reserves for accounts with assets at fair value	$3,148,920	$2,874,894

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value	$3,148,524	$2,874,721
Not subject to discretionary withdrawal	396	173
Total	$3,148,920	$2,874,894

	Years Ended December 31,
	2020	2019
	(In Thousands)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$238,311	$181,371
Transfers from separate accounts	278,642	325,913
Net transfers from separate accounts	(40,331)	(144,542)
Reconciling adjustments:
Net lag gain/loss for annuities in general account only	(550)	652
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$(40,881)	$(143,890)

14.                   BORROWED MONEY

The Company has an agreement with Pacific Life to borrow up to $100 million at variable interest rates.  There were no amounts outstanding as of December 31, 2020 and 2019.

The Company maintains reverse repurchase lines of credit with various financial institutions. There was no debt outstanding in connection with reverse repurchase lines of credit as of December 31, 2020 and 2019.

PL&A is a member of the Federal Home Loan Bank of San Francisco (FHLB).  The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements and insurance laws and regulations.  The Company’s estimated maximum borrowing capacity (after taking into account required collateralization levels) was $15.9 million and $20.6 million as of December 31, 2020 and 2019.  However, asset eligibility determination is subject to the FHLB’s discretion and to the availability of qualifying assets at the Company.  Interest is at variable or fixed rates. There was no debt outstanding with the FHLB as of December 31, 2020 and 2019.

The Company is required to purchase stock in FHLB of San Francisco each time it receives an advance.  As of December 31, 2020 and 2019, the Company holds $4.6 million of FHLB of San Francisco, which is recorded in common stocks.

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The membership stock (Class A and B) eligible and not eligible for redemption as of December 31, 2020 and 2019 is as follows:

December 31, 2020	Total	Not Eligible for Redemption	Eligible for Redemption
	(In Thousands)
Membership stock:
Class A
Class B	$4,490	$4,490

December 31, 2019	Total	Not Eligible for Redemption	Eligible for Redemption
	(In Thousands)
Membership stock:
Class A
Class B	$4,639	$4,639

The Company had no collateral pledged to the FHLB.  The Company had no borrowing from the FHLB.

15.                   COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2020, the Company has no outstanding commitments for investments in joint ventures, partnerships and limited liability companies.

In connection with the operations of PLFA, the Company and Pacific Life are obligated to contribute additional capital funding as may be required by their respective membership percentages.  There were no capital contributions to PLFA for the years ended December 31, 2020 and 2019.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages.  Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

Issues were identified in a market conduct exam that are indicative of potential losses.  The Company has accrued a loss contingency based on management’s best estimate and does not expect these issues to have a materially adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD).  Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project.  In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action.  Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.  These obligations are typically subject to time limitations that vary in duration, including contractual limitations and

PLA-43

those that arise by operation of law, such as applicable statutes of limitation.  Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated.  The Company has not made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, no related liability has been recorded. Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset.  As of December 31, 2020 and 2019, the estimated liability was $0.1 million.  As of December 31, 2020 and 2019, the related premium tax receivable was $2.3 million.  These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 1 for discussion of other contingencies related to reinsurance.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

PLA-44

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2020

(In Thousands)

Investment Income Earned:
U.S. Government bonds	$237
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	206,489
Bonds of affiliates
Preferred stocks (unaffiliated)	118
Preferred stocks of affiliates
Common stocks (unaffiliated)	255
Common stocks of affiliates
Mortgage loans	23,696
Real estate
Contract loans	240
Cash and cash equivalents	270
Derivative instruments	8,224
Other invested assets	5,505
Aggregate write-ins for investment income	(28)
Gross Investment Income	$245,006

Real Estate Owned - Book Value Less Encumbrances

Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages
Commercial mortgages	$358,940
Mezzanine	26,671
Total Mortgage Loans	$385,611

Mortgage Loans By Standing - Book Value:
Good standing	$385,611
Good standing with restructured terms
Interest overdue more than 90 days, not in foreclosure
Foreclosure in process

Other Long-Term Assets - Carrying Value	$28,384
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Carrying Value:
Bonds
Preferred stocks
Common stocks

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Bonds by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$130,390
Over 1 year through 5 years	720,991
Over 5 years through 10 years	1,282,756
Over 10 years through 20 years	1,123,590
Over 20 years	1,104,432
Total by Maturity	$4,362,159

Bonds by NAIC Designation - Statement Value:
NAIC 1	$2,266,532
NAIC 2	1,940,314
NAIC 3	134,544
NAIC 4	12,225
NAIC 5	8,544
NAIC 6
Total by NAIC Designation	$4,362,159

Total Bonds Publicly Traded	$3,321,724
Total Bonds Privately Traded	$1,040,435
Preferred Stocks - Statement Value	$1,820
Common Stocks - Unaffiliated - Statement Value	$4,639
Common Stocks - Affiliated - Statement Value
Cash Equivalents	$125,511
Options, Caps & Floors Owned - Statement Value	$1,578
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	$14,400
Futures Contracts Open - Statement Value	$8,393
Cash on Deposit	$9,057

Life Insurance In Force:
Industrial
Ordinary	$4,430,908
Credit Life
Group Life	$499

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$650

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Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$9,782
Credit Life
Group Life

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$141,423
Deferred - Fully Paid Account Balance	$1,388,016
Deferred - Not Fully Paid - Account Balance

Group
Amount of Income Payable	$1,984
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Group
Credit
Other

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$861,988
Dividend Accumulations - Account Balance

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Claim Payments 2020:
Group Accident and Health - Year Ended December 31, 2020
2020
2019
2018
2017
2016
Prior

Other Accident and Health
2020
2019
2018
2017
2016
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves
2020
2019
2018
2017
2016
Prior

PLA-48

Pacific Life & Annuity Company

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2020

($ In Thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Long-term bonds:
U.S. Governments	$9,093	0.184%	$9,093	0.184%
All other governments	29,510	0.596%	29,510	0.596%
U.S. states, territories, and possessions, etc. guaranteed	8,807	0.178%	8,807	0.178%
U.S. political subdivisions of states, territories, and possessions, guaranteed	58,192	1.175%	58,192	1.175%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	301,428	6.088%	301,428	6.088%
Industrial and miscellaneous	3,955,129	79.887%	3,955,129	79.887%
Total long-term bonds	4,362,159	88.108%	4,362,159	88.108%

Preferred stocks:
Industrial and miscellaneous (unaffiliated)	1,820	0.037%	1,820	0.037%
Total preferred stocks	1,820	0.037%	1,820	0.037%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	4,639	0.094%	4,639	0.094%
Total common stocks	4,639	0.094%	4,639	0.094%

Mortgage loans:
Commercial mortgages	358,940	7.250%	358,940	7.250%
Mezzanine real estate loans	26,671	0.539%	26,671	0.539%
Total mortgage loans	385,611	7.789%	385,611	7.789%

Cash and cash equivalents:
Cash	9,057	0.183%	9,057	0.183%
Cash equivalents	125,511	2.535%	125,511	2.535%
Total cash and cash equivalents	134,568	2.718%	134,568	2.718%

Contract loans	8,152	0.165%	8,146	0.165%
Derivatives	25,071	0.506%	25,071	0.506%
Receivables for securities	524	0.011%	524	0.011%
Other invested assets	28,384	0.572%	28,384	0.572%
Total invested assets	$4,950,928	100.000%	$4,950,922	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

PLA-49

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES

DECEMBER 31, 2020

The Company’s Total Admitted Assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) was $5,019.4 million as of December 31, 2020.

1.              The 10 largest exposures to a single issuer/borrower/investment as of December 31, 2020, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Comcast Corporation (Bond)	$46,833	0.9%
IBM Corporation (Bond)	44,751	0.9%
Amgen Inc (Bond)	41,912	0.8%
AT&T Corporation (Bond)	41,468	0.8%
Commercial loan (Mortgage Loan)	39,899	0.8%
Commercial loan (Mortgage Loan)	39,085	0.8%
Pfizer Inc (Bond)	38,953	0.8%
Metropolitan Transport Authority NY (Bond)	37,176	0.7%
Commercial loan (Mortgage Loan)	35,037	0.7%
United Technologies Corporation (Bond)	34,842	0.7%

2.              The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation as of December 31, 2020, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Bonds:
NAIC 1	$2,266,532	45.2%
NAIC 2	1,940,314	38.7%
NAIC 3	134,544	2.7%
NAIC 4	12,225	0.2%
NAIC 5	8,544	0.2%
NAIC 6

Preferred Stock:
P/RP 1
P/RP 2	$1,820	0.0%
P/RP 3
P/RP 4
P/RP 5
P/RP 6

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3.              Assets held in foreign investments as of December 31, 2020, totaled $516.9 million, which represents 10.3% of Total Admitted Assets.

a.              The aggregate foreign investment exposure, categorized by NAIC sovereign designation as of December 31, 2020, is as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$430,834	8.6%
Countries designated NAIC 2	55,449	1.1%
Countries designated NAIC 3 or below	30,626	0.6%

b.              The largest foreign investment exposures in a single country, categorized by the country’s NAIC sovereign designation as of December 31, 2020, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: United Kingdom (Great Britain)	$126,324	2.5%
Country: Germany	62,978	1.3%
Countries designated NAIC 2
Country: Mexico	39,331	0.8%
Country: Indonesia	11,929	0.2%
Countries designated NAIC 3 or below
Country: Bahamas	18,000	0.4%
Country: Brazil	12,626	0.3%

c.               The 10 largest non-sovereign (i.e. non-governmental) foreign issues as of December 31, 2020 are as follows:

NAIC Designation	Issuer	(In Thousands)	Percentage of Total Admitted Assets
1.F FE	BP Capital Markets PLC	$25,000	0.5%
1.E FE	Toyota Motor Corporation	20,028	0.4%
2.B FE	BAT International Finance PLC	19,998	0.4%
1.E IF	Cayman Universe	19,848	0.4%
3.B FE	Petroleos Mexicanos	16,944	0.3%
1.E FE/1.G FE	Lloyds TSB Bank Group PLC	15,020	0.3%
1.G FE	Mizuho Financial Group Inc	15,000	0.3%
2.B FE	Takeda Pharmaceutical Co Ltd	15,000	0.3%
2.C FE	Telefonaktiebolaget LM Ericsson	14,990	0.3%
2.B FE	Anheuser-Busch Companies Inc	13,557	0.3%

4.              The aggregate amount and percentage of Total Admitted Assets held in Canadian investments as of December 31, 2020, totaled $145.7 million, which represent 2.9% of Total Admitted Assets.

5.              The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets as of December 31, 2020.

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6.              Assets held in equity interest are less than 2.5% of Total Admitted Assets as of December 31, 2020.

7.              Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets as of December 31, 2020.

a.              Ten largest fund managers as of December 31, 2020 are as follows:

	Total
Fund Manager	Invested	Diversified	Nondiversified
	(In Thousands)
Institutional Housing Partners Fund III / REO #3965A	$2,558		$2,558
Walkers Fiduciary Limited	367	$367

8.              Assets held in general partnership interests are less than 2.5% of Total Admitted Assets as of December 31, 2020.

9.              The amounts and percentages of Total Admitted Assets held in mortgage loans as of December 31, 2020, are as follows:

a.              The 10 largest aggregate mortgage interests sharing the same property or group of properties as of December 31, 2020 are as follows:

Type (Residential, Commercial, Agricultural)	(In Thousands)	Percentage of Total Admitted Assets
Commercial loan	$39,899	0.8%
Commercial loan	35,037	0.7%
Commercial loan	32,852	0.7%
Commercial loan	32,744	0.7%
Commercial loan	28,897	0.6%
Commercial loan	26,671	0.5%
Commercial loan	25,000	0.5%
Commercial loan	22,398	0.4%
Commercial loan	20,001	0.4%
Commercial loan	19,976	0.4%

10.       The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2020 are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Commercial:
Above 95%
91% to 95%
81% to 90%
71% to 80%
Below 70%	$385,611	7.7%

11.       Assets held in real estate are less than 2.5% of Total Admitted Assets as of December 31, 2020.

12.       Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets as of December 31, 2020.

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13.       The Company has no securities lending agreements, repurchase agreements, or reverse repurchase agreements as of December 31, 2020.

14.       The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2020, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Owned:
Hedging:	$1,581	0.0%

15.       The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards as of December 31, 2020 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2020	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$3,114	0.1%	$2,058	$1,998	$1,994

16.       The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts as of December 31, 2020 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2020	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$8,393	0.2%	$18,527	$16,412	$14,848

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Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.              The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791.

2.              The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

3.              The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.              Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.              Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.               The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.              The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R.

5.              The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2020 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.              The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2020 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.

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